AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 18, 2005

                                                        REGISTRATION NO. 2-81318
===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------
                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                         PRE-EFFECTIVE AMENDMENT NO       [ ]
                       POST-EFFECTIVE AMENDMENT NO. 32    [X]
                                       AND
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                                 AMENDMENT NO. 37         [X]

                        (Check appropriate box or boxes)

                                   ----------
          THE PRUDENTIAL QUALIFIED INDIVIDUAL VARIABLE CONTRACT ACCOUNT
                           (Exact Name of Registrant)

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                               (Name of Depositor)

                                751 BROAD STREET
                          NEWARK, NEW JERSEY 07102-3777
          (Address and telephone number of principal executive offices)
                                   ----------
                             THOMAS C. CASTANO, ESQ.
                               ASSISTANT SECRETARY
                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                                751 BROAD STREET
                          NEWARK, NEW JERSEY 07102-3777
                     (Name and address of agent for service)

                                   COPIES TO:

                          C. CHRISTOPHER SPRAGUE, ESQ.
                        VICE PRESIDENT, CORPORATE COUNSEL
                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992

                                 (973) 802-6997
                                   ----------

It is proposed that this filing will become effective (check appropriate space):

  [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
  [ ]  on ______ pursuant to paragraph (b) of Rule 485

  [X   60 days after filing pursuant to paragraph (a)(1) of Rule 485
  [ ]  on __________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Interests in Individual Variable Annuity Contracts

                   QUALIFIED VARIABLE INVESTMENT PLAN[REGTM]

This prospectus describes a qualified individual variable annuity contract offered by The Prudential Insurance Company of America and the Prudential Qualified Individual Variable Contract Account ("Prudential," "We" or "Us").


The Qualified Variable Investment Plan offers a wide variety of investment choices, including a fixed interest rate option, and variable investment options that invest in the following underlying mutual fund portfolios managed by Prudential Investments LLC, an indirect wholly-owned subsidiary of Prudential Financial, Inc., under a manager-of-managers approach:

Conservative Balanced Portfolio
Diversified Bond Portfolio
Equity Portfolio
Flexible Managed Portfolio
Global Portfolio
Government Income Portfolio
High Yield Bond Portfolio
Jennison Portfolio
Money Market Portfolio
Natural Resources Portfolio
Prudential Value Portfolio
Small Capitalization Stock Portfolio
Stock Index Portfolio

ORD97110


                                                                    May 2, 2005

Please read this prospectus before purchasing a Qualified Variable Investment Plan contract, and keep it for future reference.

Prudential offers several different annuities which your representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation, your age and how you intend to use the annuity. The different features and benefits include variations in death benefit protection and the ability to access your annuity's contract value. The fees and charges under the annuity contract and compensation paid to your representative may also be different between each annuity. If you are purchasing the contract as a replacement for existing variable annuity or variable life coverage, you should consider, among other things, any surrender or penalty charges you may incur when replacing your existing coverage.


The current prospectus for the underlying mutual funds contains important information about the investment options. When you invest in a variable investment option that is funded by a mutual fund, you should read the prospectus and keep it for future reference.


To learn more about the Qualified Variable Investment Plan, you can request a copy of the Statement of Additional Information (SAI) dated May 2, 2005. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. Prudential also files other reports with the SEC. All of these filings can be reviewed and copied at the SEC's offices, and can be obtained from the SEC's Public Reference Room, 450 5th Street N.W., Washington, D.C. 20549-0102. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090. The SEC also maintains a Web site (http://www.sec.gov) that contains the Qualified Variable Investment Plan SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The Table of Contents of the SAI is on page 25 of this prospectus. For a free copy of the SAI, call us at: (888) PRU-2888 or write to us at Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176.


The Qualified Variable Investment Plan contract provides a bonus credit for purchase payments made during the first three contract years. Certain charges under the Qualified Variable Investment Plan are higher than those under variable annuities that do not offer a bonus. If you withdraw a purchase payment within eight contract anniversaries after you made the payment, you will forfeit the associated bonus, but you will have been subject to those higher charges.

The SEC has not determined that this contract is a good investment, nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

Investment in a variable annuity is subject to risk, including the possible loss of your money. An investment in the Qualified Variable Investment Plan is not a bank deposit and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

Qualified Variable Investment Plan is a registered mark of Prudential.

              Qualified Variable Investment Plan Variable Annuity

                               TABLE OF CONTENTS


                                                           Page
GLOSSARY ..............................................     ii
SUMMARY ...............................................      1
SUMMARY OF CONTRACT EXPENSES ..........................      4
EXPENSE EXAMPLES ......................................      6
1.   WHAT IS THE QUALIFIED VARIABLE
     INVESTMENT PLAN VARIABLE ANNUITY?.................      8
     Beneficiary ......................................      8
     Death Benefit ....................................      8
     Short Term Cancellation Right or "Free Look" .....      9
     Other Contracts ..................................      9
2.   WHAT INVESTMENT OPTIONS CAN I
     CHOOSE? ..........................................      9
     Variable Investment Options ......................      9
     Fixed Interest Rate Option .......................     10
     Transfers Among Options ..........................     10
     Dollar Cost Averaging ............................     11
     Voting Rights ....................................     12
     Substitution .....................................     12
     Other Changes ....................................     12
3.   WHAT KIND OF PAYMENTS WILL I
     RECEIVE DURING THE INCOME PHASE?
     (ANNUITIZATION) ..................................     12
     Payment Provisions ...............................     12
     Option 1: Life Annuity with 120 Payments
     (10 Years) Certain Option ........................     13
     Option 2: Interest Payment Option ................     13
     Option 3: Other Annuity Options ..................     13
     Tax Considerations ...............................     13
4.   WHAT IS THE 1% BONUS? ............................     13
5.   HOW CAN I PURCHASE A QUALIFIED
     VARIABLE INVESTMENT PLAN VARIABLE
     ANNUITY CONTRACT? ................................     14
     Purchase Payments ................................     14
     Allocation of Purchase Payments ..................     14
     Calculating Contract Value .......................     14

                                                           Page
6.   WHAT ARE THE EXPENSES ASSOCIATED
     WITH THE QUALIFIED VARIABLE
     INVESTMENT PLAN VARIABLE ANNUITY
     CONTRACT? ........................................     15
     Insurance Charges ................................     15
     Withdrawal Charge ................................     15
     Bonus Recapture ..................................     16
     Critical Care Access .............................     16
     Annual Contract Fee ..............................     16
     Taxes Attributable to Premium ....................     17
     Company Taxes ....................................     17
     Underlying Mutual Fund Fees for Variable
      Investment Options ..............................     17
7.   HOW CAN I ACCESS MY MONEY? .......................     17
     Withdrawals During the Accumulation Phase ........     17
     Automated Withdrawals ............................     18
     Suspension of Payments or Transfers ..............     18
8.   WHAT ARE THE TAX CONSIDERATIONS
     ASSOCIATED WITH THE QUALIFIED
     VARIABLE INVESTMENT PLAN VARIABLE
     ANNUITY CONTRACT? ................................     18
     Contracts Held By Tax Favored Plans ..............     18
     Types of Tax Favored Plans .......................     19
     Minimum Distribution Requirements and
      Payout Options ..................................     20
     Penalty For Early Withdrawals ....................     21
     Withholding ......................................     21
     ERISA Disclosure/Requirements ....................     21
     Spousal Consent Rules for Retirement Plans--
      Qualified Contracts .............................     22
     Additional Information ...........................     22
     Taxes Paid By Prudential .........................     23
9.   OTHER INFORMATION ................................     23
     The Prudential Insurance Company of America ......     23
     The Separate Account .............................     23
     Sale and Distribution of the Contract ............     23
     Litigation .......................................     24
     Assignment .......................................     25
     Exchange Offer for Certain Contract Owners .......     25
     Financial Statements .............................     25
     Statement of Additional Information ..............     25
     Householding .....................................     25
     Accumulation Unit Values .........................     26
     IRA Disclosure Statement .........................     29

              Qualified Variable Investment Plan Variable Annuity

                                   GLOSSARY

We have tried to make this prospectus as easy to read and understand as possible. By the nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms.

--------------------------------------------------------------------------------

Accumulation Phase. The period that begins with the contract date (which we define below) and ends when you start receiving income payments, or earlier if the contract is terminated through a full withdrawal or payment of a death benefit.

Annuitant. The person whose life determines how long the contract lasts and the amount of income payments that we will pay. If the annuitant dies before the annuity date, the co-annuitant (if any) becomes the annuitant if the contract's requirements for changing the annuity date are met. If, upon the death of the annuitant, there is no surviving eligible co-annuitant, and the owner is not the annuitant, the owner becomes the annuitant.

Annuity Date. The date when income payments are scheduled to begin. You must have our permission to change the annuity date. If the co-annuitant becomes the annuitant due to the death of the annuitant, and the co-annuitant is older than the annuitant, then the annuity date will be based on the age of the co-annuitant, provided that the contract's requirements for changing the annuity date are met (e.g., the co-annuitant cannot be older than a specified age). If the co-annuitant is younger than the annuitant, then the annuity date will remain unchanged.

Beneficiary. The person(s) or entity you have chosen to receive a death benefit.

Bonus. The additional 1% of your purchase payments that we add to the value of your contract. This amount is based on the purchase payments you make during the first three years you own the contract. This bonus payment is discretionary in later years. Payment of the bonus amount may be limited to $1,000 each contract year. This amount is referred to in your contract as an "additional amount."

Business Day. A day on which both the New York Stock Exchange and Prudential are open for business. Our business day generally ends at 4:00 p.m. Eastern time.

Cash Value. The total value of your contract minus any applicable charges or fees.

Co-Annuitant. The person shown on the contract data pages who becomes the annuitant (if eligible) upon the death of the annuitant if the contract's requirements for changing the annuity date are met. No co-annuitant may be designated if the owner is a non-natural person.

Contract Date. The date we accept your initial purchase payment and all necessary paperwork in good order in the Prudential Annuity Service Center. Contract anniversaries are measured from the contract date. A contract year begins on the contract date or on a contract anniversary.

Contract Owner, Owner, or You. The person entitled to the ownership rights under the contract.

Contract Value. This is the total value of your contract, equal to the sum of the values of your investment options you have chosen. Your contract value will go up or down based on the performance of the investment options you choose.

Death Benefit. If a death benefit is payable, the beneficiary you designate will receive, depending on the age of the annuitant at death, either the contract value or the total invested purchase payments reduced proportionally by withdrawals, or a potentially greater amount related to market appreciation.

Fixed Interest Rate Option. An investment option that offers a fixed rate of interest for a one-year period.

Good Order. An instruction received at the Prudential Annuity Service Center, utilizing such forms, signatures and dating as we require, which is sufficiently clear that we do not need to exercise any discretion to follow such instructions.

Income Options. Options under the contract that define the frequency and duration of income payments. In your contract, we also refer to these as payout or annuity options.

              Qualified Variable Investment Plan Variable Annuity

Income Phase. The period during which you receive income payments under the contract.


Prudential Annuity Service Center. For general correspondence: P.O. Box 7960, Philadelphia, PA 19176. For express overnight mail: 2101 Welsh Road, Dresher, PA 19025. The phone number is (888) PRU-2888. Prudential's Web site is www.prudential.com.


Purchase Payments. The amount of money you pay us to purchase the contract. Generally, you can make additional purchase payments at any time during the accumulation phase.

Separate Account. Purchase payments allocated to the variable investment options are held by us in a separate account called the Prudential Qualified Individual Variable Contract Account. The separate account is set apart from all of the general assets of Prudential.

Statement of Additional Information. A document containing certain additional information about the Qualified Variable Investment Plan variable annuity. We have filed the Statement of Additional Information with the Securities and Exchange Commission and it is legally a part of this prospectus. To learn how to obtain a copy of the Statement of Additional Information, see the front cover of this prospectus.

Tax Deferral. This is a way to generally increase your assets without currently being taxed. Generally, you do not pay taxes on your contract earnings until you take money out of your contract. You should be aware that tax favored plans (such as IRAs) already provide tax deferral regardless of whether they invest in annuity contracts. See "What Are The Tax Considerations Associated With The Qualified Variable Investment Plan Variable Annuity Contract" on page 18.

Variable Investment Option. When you choose a variable investment option, we purchase shares of the mutual fund portfolio associated with that option. We hold these shares in the separate account. The division of the separate account is referred to in your contract as a subaccount.

              Qualified Variable Investment Plan Variable Annuity

SUMMARY
For a more complete discussion of the following topics, see the corresponding section in the prospectus.

1. WHAT IS THE QUALIFIED VARIABLE INVESTMENT PLAN VARIABLE ANNUITY?

The Qualified Variable Investment Plan variable annuity is designed for use in connection with various retirement arrangements. These retirement arrangements receive favorable federal income tax benefits which are fully explained in
Section 8 entitled, "What Are The Tax Considerations Associated With The Qualified Variable Investment Plan?" The contract is between your employer (the owner) and us (the insurance company). Under certain circumstances the contract is directly between you and the insurance company. The contract provides a way of accumulating your savings by investing on a tax-deferred basis in the variable investment options which are associated with portfolios of The Prudential Series Fund, Inc., (Series Fund). There is also a fixed interest rate option. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The variable investment options available under the contract offer the opportunity for a favorable return. However, this is NOT guaranteed. It is possible, due to market changes, that your investments may decrease in value, including an investment in the Prudential Series Fund Money Market Portfolio variable investment option.

The fixed interest rate option offers a guaranteed interest rate. While your money is allocated to this option, your principal amount will not decrease and we guarantee that your money will earn at least a minimum interest rate annually.

You may make up to 4 free transfers each contract year among the investment options. Certain restrictions apply to transfers involving the fixed interest rate option.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings grow on a tax-deferred basis and are generally taxed as income when you make a withdrawal. The income phase starts when you begin receiving regular payments from your contract.

The amount of money you are able to accumulate in your contract during the accumulation phase will help determine the amount you will receive during the income phase. Other factors will affect the amount of your payments such as age, gender, and the payout option you select.

We may amend the contract as permitted by law. For example, we may add new features to the contract. Subject to applicable law, we determine whether or not to make such contract amendments available to contracts that already have been issued.

Free Look. If you change your mind about owning the Qualified Variable Investment Plan contract, you may cancel your contract within 10 days after receiving it (or whatever time period is required by applicable law).

Other Contracts. This prospectus describes the Qualified Variable Investment Plan contract which is currently offered for sale. There are earlier versions of the contract that Prudential no longer offers. These earlier versions have certain different features that are referred to throughout this prospectus. Owners of previously offered contracts can find further information in the SAI.

              Qualified Variable Investment Plan Variable Annuity

2. WHAT INVESTMENT OPTIONS CAN I CHOOSE?

You can invest your money in any of the following variable investment options:

                       THE PRUDENTIAL SERIES FUND, INC.

The Prudential Series Fund, Inc. is a mutual fund made up of the following portfolios. You may choose one or more of these portfolios as your variable investment options.

                        Conservative Balanced Portfolio
                          Diversified Bond Portfolio
                               Equity Portfolio
                          Flexible Managed Portfolio
                               Global Portfolio
                          Government Income Portfolio
                           High Yield Bond Portfolio
                              Jennison Portfolio
                            Money Market Portfolio
                          Natural Resources Portfolio
                          Prudential Value Portfolio
                     Small Capitalization Stock Portfolio
                             Stock Index Portfolio

Depending upon market conditions, you may earn or lose money in any of these investment options. The value of your contract will fluctuate depending upon the performance of the underlying mutual fund portfolios used by the variable investment options that you choose. Accumulation unit values for the subaccounts corresponding to the Series Fund appear at the end of this prospectus.

You may also invest your money in the fixed interest rate option.

3. WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE?
   (ANNUITIZATION)

If you want to receive regular income from your annuity, you can choose one of several options, including guaranteed payments for the annuitant's lifetime. Generally, once you begin receiving regular payments, you may not be able to change your payment plan.

4. WHAT IS THE 1% BONUS?

We will add to your account an additional 1% of your purchase payments during the first three years of your contract. Payment of the bonus amount may be limited to $1,000 each contract year. After three contract years the additional 1% may be added at our discretion. Also, the 1% will be recaptured if you make a withdrawal within eight contract anniversaries after the purchase payment is made.

Prudential and its affiliated insurance company subsidiaries, through separate prospectuses, sell individual variable annuities that do not provide a bonus. In deciding whether to buy a Qualified Variable Investment Plan contract, you should compare the costs and other features of those contracts (or of other variable annuity contracts made available by your representative) with the costs under the Qualified Variable Investment Plan contract. In particular, you should be aware that certain of the charges under the Qualified Variable Investment Plan contract are higher than those under variable annuities that do not offer a bonus.

We impose these higher charges to recoup our costs associated with the granting of bonus payments. Under certain scenarios, you could find yourself in a disadvantageous position for having bought a Qualified Variable Investment Plan contract, as opposed to another variable annuity. For example, if you withdraw a purchase payment under the Qualified Variable Investment Plan contract within eight contract anniversaries after you made the payment, you will forfeit the associated bonus, but you will have been subject to those higher charges nonetheless. Accordingly, you should be prepared to keep your purchase payments invested for at least the eight contract anniversary period in order to take full economic advantage of the bonus payments you have received.

5. HOW CAN I PURCHASE A QUALIFIED VARIABLE INVESTMENT PLAN VARIABLE ANNUITY CONTRACT?

If you purchase this contract under a retirement plan, your purchase payment would be made through payroll deduction or a similar arrangement with your employer. You must make at least $300 in purchase payments during any 12 month period. If you purchase this contract outside of an

              Qualified Variable Investment Plan Variable Annuity

employer sponsored retirement plan, your purchase payments must be a minimum of $100.

6. WHAT ARE THE EXPENSES ASSOCIATED WITH THE QUALIFIED VARIABLE INVESTMENT PLAN VARIABLE ANNUITY CONTRACT?

The contract has insurance features and investment features, both of which have related costs and charges. Each year (or upon full surrender) we deduct a contract maintenance charge if your contract value is less than $10,000 at that time. This charge is currently no more than $30. We do not impose the contract maintenance charge if your contract value is $10,000 or more. For insurance and administrative costs, we also deduct an annual charge based on the average daily value of all assets allocated to the variable investment options. The daily cost is equivalent to an annual charge of 1.20%. This charge is not assessed against amounts allocated to the fixed interest rate investment option.

There are a few states/jurisdictions that assess a premium tax on us when you begin receiving regular income payments from your annuity. In those states, we deduct a charge designed to approximate this tax which can range from 0-3.5% of your contract value.


There are also expenses associated with the mutual funds. For 2004, the fees of
these funds ranged on an annual basis from    % to    % of fund assets.


During the accumulation phase, if you withdraw money less than eight years after making a purchase payment, you may have to pay a withdrawal charge on all or part of the withdrawal. This charge ranges from 1-8%.

7. HOW CAN I ACCESS MY MONEY?

You may withdraw money at any time during the accumulation phase. Each contract year you may withdraw your contract earnings plus up to 10% of your contract value (calculated as of the date of the first withdrawal made in that contract year), without charge. Withdrawals in excess of earnings plus 10% of your purchase payments may be subject to a withdrawal charge. This charge initially is 8% but decreases 1% each contract anniversary from the date that each purchase payment was made. After the eighth contract anniversary, there is no charge for a withdrawal of that purchase payment. You may, however, be subject to income tax and, if you make a withdrawal prior to age 59-1/2, an additional tax penalty as well.

8. WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE QUALIFIED VARIABLE INVESTMENT PLAN VARIABLE ANNUITY CONTRACT?

Your earnings are generally not taxed until withdrawn. If you are younger than age 59-1/2 when you withdraw money, you may be charged a 10% federal tax penalty on the earnings in addition to ordinary taxation. If you have made after tax contributions to your contract, a portion of the payments you receive during the income phase may be considered a partial return of your original investment. As a result, that portion of each payment is not taxable as income. Generally, all amounts withdrawn from IRA contracts are taxable and subject to the 10% penalty if withdrawn prior to age 59-1/2.

9. OTHER INFORMATION

This contract is issued by The Prudential Insurance Company of America (Prudential) and sold by registered representatives of affiliated and unaffiliated broker/dealers.

              Qualified Variable Investment Plan Variable Annuity

                         SUMMARY OF CONTRACT EXPENSES

The purpose of this summary is to help you to understand the costs you will pay for the Qualified Variable Investment Plan variable annuity contract. The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options.

For more detailed information, including additional information about current and maximum charges, see "What Are The Expenses Associated With The Qualified Variable Investment Plan Variable Annuity Contract?" on page 15. The Series Fund prospectus contains detailed information about the underlying mutual funds.

                      CONTRACT OWNER TRANSACTION EXPENSES

                                          Number of Contract Anniversaries
                                      Since the Date of Each Purchase Payment
                                     -----------------------------------------
   Withdrawal Charge(1)              0.....8% plus return of 1% bonus
                                     1.....7% plus return of 1% bonus
                                     2.....6% plus return of 1% bonus
                                     3.....5% plus return of 1% bonus
                                     4.....4% plus return of 1% bonus
                                     5.....3% plus return of 1% bonus
                                     6.....2% plus return of 1% bonus
                                     7.....1% plus return of 1% bonus
                                     8.....0%
   Maximum Annual Contract
   Fee and Full Withdrawal Fee(2):    .....$30.00

   Charge For Premium Tax
   Imposed On Us By Certain
   States/Jurisdictions:             Up to 3.5% of contract value

Annual Account Expenses
--------------------------------------------------------------------------------
As a percentage of the average account value in the variable investment options.
Mortality and Expense Risk                                 ................1.20%
--------------------------------------------------------------------------------

(1) Withdrawal charges are imposed only on purchase payments. In addition, during any contract year you may withdraw up to 10% of the total contract value (calculated as of the date of the first withdrawal made in that contract year), without charge. There is no withdrawal charge on any withdrawals made under the Critical Care Access option (see page 16). Withdrawal charges are also waived when a death benefit is paid.

(2) This fee is only imposed if your contract value is less than $10,000 at the time this fee is calculated.

              Qualified Variable Investment Plan Variable Annuity

                  TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES


The next item shows the minimum and maximum total operating expenses (expenses that are deducted from variable investment options, including management fees, distribution and/or service fees and other expenses) charged by the underlying mutual funds that you may pay periodically during the time that you own the contract. More detail concerning each variable investment option's fees and expenses is contained in the underlying Series Fund prospectus. The minimum and maximum total operating expenses depicted below are based on historical fund expenses for the year ended December 31, 2004. Mutual fund expenses are not fixed or guaranteed by the Prudential Qualified Variable Investment Plan contract, and may vary from year to year.



--------------------------------------------------------------------------------
                                                 MINIMUM     MAXIMUM
--------------------------------------------------------------------------------
Total Annual Mutual Fund Operating Expenses     ___%        ___%

              Qualified Variable Investment Plan Variable Annuity

                               EXPENSE EXAMPLES

--------------------------------------------------------------------------------
These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying mutual fund fees and expenses.

The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expenses of any of the variable investment options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as indicated in the tables that follow.

--------------------------------------------------------------------------------
Example 1 - If You Withdraw Your Assets
Example 1 assumes that:

o you invest $10,000 in the Qualified Variable Investment Plan;
o you allocate all of your assets to the variable investment option having the maximum total operating expenses;
o you withdraw all your assets at the end of the time period indicated;
o your investment has a 5% return each year; and
o the underlying mutual fund's total operating expenses remain the same each year.

Example 2 - If You Do Not Withdraw Your Assets
Example 2 assumes that:

o you invest $10,000 in the Qualified Variable Investment Plan;
o you allocate all of your assets to the variable investment option having the maximum total operating expenses;
o you do not withdraw any of your assets at the end of the time period indicated;
o your investment has a 5% return each year; and
o the underlying mutual fund's total operating expenses remain the same each year.


Example 1:                                  Example 2:
IF YOU WITHDRAW YOUR ASSETS                 IF YOU DO NOT WITHDRAW YOUR ASSETS
-----------------------------------------------------------------------------------
1 YR    3 YRS     5 YRS     10 YRS          1 YR       3 YRS     5 YRS     10 YRS
-----------------------------------------------------------------------------------
$       $         $         $               $          $         $         $
-----------------------------------------------------------------------------------


Notes for Annual Underlying Mutual Fund Expenses:

These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

              Qualified Variable Investment Plan Variable Annuity

The values shown in the 10 year column are the same for Example 1 and Example
2. This is because after 10 years, we would no longer deduct withdrawal charges when you make a withdrawal, or when you begin the income phase of your contract.


The examples use an average annual contract maintenance charge, which we calculated based on our estimate of the total contract fees we expect to collect in 2005. Based on these estimates, the contract maintenance charge is included as an annual charge of ___% of contract value. Your actual fees will vary based on the amount of your contract and your specific allocation among the investment options.


Premium taxes are not reflected in these examples. We deduct a charge to approximate premium taxes that may be imposed on us in your state. This charge is generally deducted from the amount applied to an annuity payout option. A table of accumulation unit values appears on page 26 of this prospectus.

              Qualified Variable Investment Plan Variable Annuity

1. What is the Qualified Variable Investment Plan Variable Annuity?

The Qualified Variable Investment Plan Variable Annuity is a contract designed for use in connection with various retirement arrangements. The contract is between your employer who is the owner, and us, the insurance company, The Prudential Insurance Company of America (Prudential, We or Us). Under certain circumstances, the contract is directly between you and the insurance company.

Under our contract or agreement, in exchange for your payment to us, we promise to pay you a guaranteed income stream. Your annuity is in the accumulation phase until you decide to begin receiving annuity payments. The date you begin receiving annuity payments is the annuity date. On the annuity date, your contract switches to the income phase.

This annuity contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you withdraw money from your contract. If you purchase the annuity contract in a tax-favored plan such as an IRA, that plan provides tax deferral even without investing in an annuity contract. Therefore, before purchasing an annuity in a tax-favored plan, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities compared with any other investment that you may use in connection with your retirement plan or arrangement.

The Qualified Variable Investment Plan is a variable annuity contract. During the accumulation phase, you can allocate your assets among the variable investment options as well as a fixed interest rate option. If you select a variable investment option, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the underlying mutual fund portfolio(s) you have selected. Because the value of the portfolios fluctuates, depending upon market conditions, your contract value can either increase or decrease. This is important, since the amount of the annuity payments you receive during the income phase depends upon the value of your contract at the time you begin receiving payments.

As mentioned above, the Qualified Variable Investment Plan also contains a fixed interest rate option. This option offers an interest rate that is guaranteed by us for one year and will be at least 3% per year.

As the owner of the contract, you have all of the decision-making rights under the contract. You will also be the annuitant unless you designate someone else. The annuitant is the person whose life is used to determine how much and how long (if applicable) the annuity payments will continue once the annuity phase begins. On or after the annuity date, the annuitant may not be changed.

Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued, unless you change it at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the annuitant or last surviving annuitant dies by making a written request to us.

Death Benefit

If the annuitant dies during the accumulation phase, we will, upon receiving appropriate proof of death and any other needed documentation in good order (proof of death), pay a death benefit to the designated beneficiary. We require proof of death to be submitted promptly.

This is how the amount of the death benefit is calculated:

If the annuitant dies during the accumulation phase before age 65, the amount of the death benefit will be the greater of (a) the current value of the contract as of the date we receive proof of death, or (b) the total of all purchase payments plus any bonus credited by Prudential, reduced proportionally by withdrawals.

If the annuitant is age 65 or older, the amount of the death benefit will be the current value of the contract as of the time we receive appropriate proof of death.

              Qualified Variable Investment Plan Variable Annuity

Here is an example of how the death benefit is calculated:

Suppose a contract owner had made purchase payments and was credited a bonus totaling $100,000, but, due to unfortunate investment results, the contract value had decreased to $80,000. If the annuitant is younger than age 65, the death benefit would still be $100,000. This amount, however, is reduced proportionally when you make a withdrawal from the contract. If the contract owner had withdrawn 50% of the remaining $80,000, the death benefit would also be reduced by 50%. Since the death benefit had been $100,000, it would now be $50,000. As stated above, after age 65, the death benefit amount is simply the current value of the contract.

Death benefits payable under a qualified plan generally must be distributed by December 31 of the fifth year after the annuitant's date of death. However, if the beneficiary chooses an annuity payment option and if the annuity payments begin within one year of the date of death, the death benefit may be distributed over the beneficiary's life expectancy.

If the annuitant dies during the income phase, the death benefit, if any, is determined by the type of annuity payment option you select.

Short Term Cancellation Right or "Free Look"
If you change your mind about owning the Qualified Variable Investment Plan, you may cancel your contract within 10 days after receiving it (or whatever period is required by applicable law). You can request a refund by returning the contract either to the representative who sold it to you, or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus. You will receive a refund generally equal to your contract value as of the date you surrendered your contract.

To the extent dictated by law, we will include in your refund the amount of any fees and charges that we deducted.

Other Contracts
This prospectus describes the Qualified Variable Investment Plan contract which is currently being offered for sale. There are earlier versions of the contract that Prudential no longer offers. These earlier versions have some different features which include differences in:

o payout options;

o sales charges on withdrawals;

o determination of payments to a beneficiary; and

o determination of the amount of monthly variable annuity payments.

If you are an owner of a contract that is no longer offered for sale, you can find further information regarding contract differences throughout this prospectus and in the SAI.

2. What Investment Options Can I Choose?


The contract gives you the choice of allocating your purchase payments to any of the variable investment options, or a fixed interest rate option. The variable investment options invest in The Prudential Series Fund, Inc. portfolios. The Prudential Series Fund, Inc. has a separate prospectus. You should read The Prudential Series Fund, Inc. prospectus before you decide to allocate your assets to a variable investment option using that fund.


Variable Investment Options

Listed below are The Prudential Series Fund, Inc. (Series Fund) portfolios which are available as variable investment options. Each portfolio has a different investment objective.

o Conservative Balanced Portfolio

o Diversified Bond Portfolio

o Equity Portfolio

o Flexible Managed Portfolio

o Global Portfolio

o Government Income Portfolio

o High Yield Bond Portfolio

o Jennison Portfolio

              Qualified Variable Investment Plan Variable Annuity

o Money Market Portfolio

o Natural Resources Portfolio

o Prudential Value Portfolio

o Small Capitalization Stock Portfolio

o Stock Index Portfolio

The Series Fund is managed by Prudential Investments LLC (PI), an indirect wholly-owned subsidiary of Prudential Financial, Inc. (Prudential Financial), through subadvisers that PI employs by using a "manager-of-managers" approach.

The subadvisers, which have day-to-day responsibility for managing the portfolios, are subject to the oversight of PI using a manager-of-managers approach. Under the manager-of-managers approach, PI has the ability to assign subadvisers to manage specific portions of a portfolio, and the portion managed by a subadviser may vary from 0% to 100% of the portfolio's assets. The subadvisers that manage some or all of a Series Fund portfolio are listed below.

Prudential Investment Management, Inc., also an indirect wholly-owned subsidiary of Prudential Financial, serves as subadviser to the Conservative Balanced, Diversified Bond, Flexible Managed, Government Income, High Yield Bond, Money Market, Small Capitalization Stock, and Stock Index Portfolios.

Jennison Associates LLC (Jennison), also an indirect wholly-owned subsidiary of Prudential Financial, serves as the sole subadviser to the Global, Natural Resources and Prudential Value Portfolios. Jennison also serves as subadviser to a portion of the Equity Portfolio.

GE Asset Management Incorporated and Salomon Brothers Asset Management Inc. each manage a portion of the Equity Portfolio.

A fund or portfolio may have a similar name or an investment objective and investment policies resembling those of a mutual fund managed by the same investment adviser that is sold directly to the public. Despite such similarities, there can be no assurance that the investment performance of any such fund or portfolio will resemble that of the publicly available mutual fund.

As detailed in the Series Fund Prospectus, although the Prudential Series Fund Money Market Portfolio is designed to be a stable investment option, it is possible to lose money in that portfolio. For example, when prevailing short-term interest rates are very low, the yield on the Money Market Portfolio may be so low that, when separate account and contract charges are deducted, you experience a negative return.


An affiliate of each of the portfolios may compensate Prudential based upon an annual percentage of the average assets held in the portfolio by Prudential under the contracts. These percentages may vary by portfolio, and reflect administrative and/or support services we provide. Currently, Prudential receives 0.05% annually for providing those services.


Fixed Interest Rate Option

We also offer a fixed interest rate option. When you select this option, your payment will earn interest at the established rate for a one-year period. This rate will be at least 3%. A new interest rate period is established every time you allocate or transfer money into the fixed interest rate option. You may have money allocated in more than one interest rate period at the same time. This could result in your money earning interest at different rates and each interest rate period maturing at a different time.

Payments allocated to the fixed interest rate option become part of Prudential's general assets.

Transfers Among Options

We allow you to transfer money among the mutual fund investment options, and from the mutual fund investment options to the fixed interest rate option, but we have the contractual right to limit you to as few as four such transfers each contract year. If we decide to impose this four-transfer limit, we will notify you in advance. We currently impose a different yearly limitation on the manner in which we will accept your transfer requests. Specifically, once you have made 20 transfers among the

              Qualified Variable Investment Plan Variable Annuity

subaccounts during a contract year, we will accept any additional transfer request during that year only if the request is submitted to us in writing with an original signature and otherwise is in good order. For purposes of this transfer restriction, we (i) do not view a facsimile transmission as a "writing", (ii) will treat multiple transfer requests submitted on the same business day as a single transfer, and (iii) do not count transfers that involve one of our systematic programs, such as dollar cost averaging.

Frequent transfers involving the mutual fund investment options in response to short-term fluctuations in markets, sometimes called "market timing," can affect a portfolio manager's ability to manage an underlying mutual fund's investments. Frequent transfers may cause the fund to hold more cash than otherwise necessary, disrupt management strategies, increase transactions costs, or affect performance. For those reasons, the contract was not designed for persons who make programmed, large, or frequent transfers. Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity.

The minimum transfer amount is $300 or the total amount in the investment option if it is less than $300. Your transfer request may be made by telephone, electronically or otherwise in paper form to the Prudential Annuity Service Center. We have procedures in place to confirm that instructions received by telephone are genuine. We will not be liable for following unauthorized telephone instructions that we reasonably believed to be genuine. Your transfer request will take effect at the end of the business day on which it was received in good order. Our business day generally closes at 4:00 p.m. Eastern time. Transfer requests received after 4:00 p.m. Eastern time will take effect at the end of the next business day.

You can make transfers out of the fixed interest rate option only during the 30-day period following your contract anniversary date.

The maximum amount you may transfer from the fixed interest rate option is limited to the greater of:

o 25% of the amount allocated to the fixed interest rate option; or

o $2,000.

Dollar Cost Averaging

The Dollar Cost Averaging (DCA) feature allows you to systematically transfer a percentage amount out of the money market variable investment option and into any other variable investment option(s). You can transfer money to more than one variable investment option. The investment option used for the transfers is designated as the DCA account. You may choose to have these automatic transfers from the DCA account made monthly. By investing amounts on a regular schedule instead of investing the total amount at one time, dollar cost averaging may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, dollar cost averaging cannot ensure a profit or protect against a loss in declining markets.

When you establish your DCA account with your first purchase payment, you must allocate a minimum of either $2,000 or 10% of your purchase payment, whichever is greater, to your DCA account. If you establish your DCA account at a later time, a minimum of $2,000 is required.

Once established, your first transfer out of the account must be at least 3% of your DCA account. The minimum amount you can transfer into any one investment option is $20. Transfers will continue automatically until the entire amount in your DCA account has been transferred or until you tell us to discontinue the transfers. You can allocate subsequent purchase payments to re-open the DCA account at any time.


Your transfers will occur on the same date each month as your DCA start date, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on a particular transfer date, the transfer will take effect on the next business day. If processing the

              Qualified Variable Investment Plan Variable Annuity


transfer on the next business day would result in the transaction occuring in the subsequent calendar year, then we will process the transaction on the preceding business day.


Any dollar cost averaging transfers you make are not counted toward the maximum number of transfers you are allowed each year. This feature is available only during the contract accumulation phase.

Voting Rights

We are the legal owner of the shares in the underlying mutual funds, used by the variable investment options. However, we vote the shares according to voting instructions received from contract owners. When a vote is required, we will mail you a proxy which is a form that you need to complete and return to us to tell us how you wish us to vote. When we receive those instructions, we will vote all of the shares we own on your behalf in accordance with those instructions. We will vote the shares for which we do not receive instructions, and any other shares that we own in our own right, in the same proportion as the shares for which we receive instructions from contract owners. We may change the way your voting instructions are calculated if it is required or permitted by federal or state regulation.

Substitution

We may substitute one or more of the underlying mutual funds used by the variable investment options. We may also cease to allow investments in existing portfolios. We would not do this without the approval of the Securities and Exchange Commission (SEC) and any necessary state insurance departments. You will be given specific notice in advance of any substitution we intend to make.


Other Changes

We may also make other changes to such things as the minimum amounts for purchases, transfers and withdrawals. However, before imposing such changes we will give you at least 90 days notice.

3. What Kind of Payments Will I Receive During the Income Phase?
   (Annuitization)

Payment Provisions

Under the terms of the currently offered contract, annuity payments must begin no later than the contract anniversary that coincides with or next follows the annuitant's 90th birthday. At our discretion, annuity payments may start at a later date. Different payment provisions and income payments apply to certain previously offered contracts. See the discussion contained in the SAI for further details.


You should be aware that generally under most tax-favored plans, you must begin receiving payments by age 70-1/2. See Section 8, "What Are The Tax Considerations Associated With the Qualified Variable Investment Plan Contract?"

We make the annuity options described below available (subject to the retirement arrangement that covers you) at any time before the annuity date. During the income phase, all of the annuity options under the currently offered contract are fixed annuity options. This means that your participation in the variable investment options ends on the annuity date. At any time before your annuity date, you may ask us to change the annuity date specified in your contract to another permissible date.

As indicated above, when you decide to begin receiving annuity payments, your participation in the variable investment options ends. Generally, once you begin receiving regular payments you cannot change your payment plan. The value of your contract at that time, together with your choice of annuity option, will help determine how much your income payments will be. You should be aware that, depending on how recently you made purchase payments, you may be subject to withdrawal charges and the recapture of bonus payments when you annuitize. For certain annuity options, these withdrawal charges will be waived.

              Qualified Variable Investment Plan Variable Annuity

Option 1. Life Annuity With 120 Payments (10 Years) Certain Option

Under this option, we will make annuity payments monthly, quarterly, semiannually or annually as long as the annuitant is alive. If the annuitant dies before we have made 10 years worth of payments, we will pay the beneficiary in one lump sum the present value of the annuity payments scheduled to have been made over the remaining portion of that 10 year period, unless we were specifically instructed that such remaining annuity payments continue to be paid to the beneficiary. The present value of the remaining certain period annuity payments is calculated by using the interest rate used to compute the amount of the original 120 payments. The interest rate used will be at least 3.5% a year.

Option 2. Interest Payment Option

Under this option, we credit interest on your contract value not yet withdrawn. We can make interest payments on a monthly, quarterly, semiannual or annual basis or allow the interest to accrue on your contract assets. If an annuity option is not selected by the annuity date, this is the option we will automatically select for you, unless prohibited by applicable law. Under this option, we will pay you interest at an effective rate of at least 3% a year. Upon the death of the annuitant, we will pay the beneficiary the remaining contract assets.

Generally this option will not satisfy minimum distribution requirements.

Option 3. Other Annuity Options

We currently offer a variety of other annuity options not described above, including a qualified joint and survivor option. At the time annuity payments are chosen, we may make available to you any of the fixed annuity options that are offered at your annuity date.

These options are referred to in your contract as the supplemental life annuity option. Under the supplemental life annuity option, we will waive withdrawal charges that might be applicable under other annuity options. In addition, if you select Option 1 without a right of withdrawal, we will effect that option under the supplemental life annuity option, if doing so provides greater monthly payments.

Tax Considerations

If your contract is held under a tax favored plan, as discussed on page 18, you should consider the minimum distribution requirements mentioned on page 20 when selecting your annuity option.

For certain contracts held in connection with "qualified" retirement plans (such as a Section 401(a) plan), please note that if you are married at the time your payments commence, you may be required by federal law to choose an income option that provides at least a 50 percent joint and survivor annuity to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the death benefit to be paid to your spouse, even if you designated someone else as your beneficiary. For more information, consult the terms of your retirement arrangement.

4. What is the 1% Bonus?

During the first three contract years, we will add an additional 1% to every purchase payment that you make. After that, we will add the 1% bonus at our discretion. We may limit our payment of the bonus to $1,000 per contract year. The bonus payment will be allocated to your contract based on the way your purchase payment is allocated among the variable investment options and the fixed interest rate option.

The bonus amount will not be subject to the charge for premium taxes. We will, however, take the bonus payments back if you make a withdrawal of the associated purchase payment within eight contract anniversaries of the time that the purchase payment was made. The only exception would be if you annuitize your contract in a way that is not subject to a withdrawal charge or if you make a withdrawal under the Critical Care Access option.

              Qualified Variable Investment Plan Variable Annuity

5. How Can I Purchase a Qualified Variable Investment Plan Variable Annuity Contract?

Purchase Payments

Under a retirement plan, purchase payments are made through payroll deduction or a similar arrangement with an employer. These payments must total at least $300 during any 12-month period. If you purchase the Qualified Variable Investment Plan outside of an employer sponsored retirement plan, your purchase payments must be a minimum of $100, with a maximum contribution equal to the maximum amount allowed by law. See pages 19 and 20 for additional information regarding the maximum amounts allowed by law. Prudential currently accepts subsequent purchase payments below this $100 minimum amount. We reserve the right to again require a $100 minimum at some future date. Where allowed by law, you must get our approval for any initial and additional purchase payment (e.g., a rollover) of $1,000,000 or more.


Allocation of Purchase Payments

When you purchase a contract, we will allocate your invested purchase payment among the variable investment options and the fixed interest rate option, based on the percentages you choose. When you make an additional purchase payment, it will be allocated in the same way as your most recent purchase payment, unless you tell us otherwise. You may change your allocation of future invested purchase payments at any time. Contact the Prudential Annuity Service Center for details.

We generally will credit the initial purchase payment to your contract within two business days from the day on which we receive your payment in good order at the Prudential Annuity Service Center. If, however, your first payment is made without enough information for us to set up your contract, we may need to contact you to obtain the required information. If we are not able to obtain this information within five business days, we will within that five business day period either return your purchase payment or obtain your consent to continue holding it until we receive the necessary information. We will generally credit each subsequent purchase payment as of the business day we receive it in good order. Our business day generally closes at 4:00 p.m. Eastern time. Subsequent purchase payments received in good order after 4:00 p.m. Eastern time will be credited on the following business day.

Calculating Contract Value

The value of the variable portion of your contract will go up or down depending on the investment performance of the variable investment option(s) you choose. To determine the value of your contract allocated to the variable investment options, we use a unit of measure called an accumulation unit. An accumulation unit works like a share of a mutual fund.

Every day we determine the value of an accumulation unit for each of the variable investment options. We do this by:

     1. adding up the total amount of money allocated to a specific investment option;

     2. subtracting from that amount insurance charges and any other charges such as taxes; and

     3.   dividing this amount by the number of outstanding accumulation units.

When you make a purchase payment to a variable investment option, we credit your contract with accumulation units of the subaccount or subaccounts for the investment options you choose. The number of accumulation units credited to your contract is determined by dividing the amount of the purchase payment allocated to an investment option by the unit price of the accumulation unit for that investment option. We calculate the unit price for each investment option after the New York Stock Exchange closes each day and then credit your contract. The value of the accumulation units can increase, decrease or remain the same from day to day. The Accumulation Unit Values charts beginning on page 26 of this prospectus give you more detailed information about the accumulation units of the variable investment options associated with the Series Fund.

              Qualified Variable Investment Plan Variable Annuity

We cannot guarantee that the value of your contract will increase or that it will not fall below the amount of your total purchase payments. However, we do guarantee a minimum interest rate of 3% a year on that portion of the contract allocated to the fixed interest rate option.

6. What are the Expenses Associated with the Qualified Variable Investment Plan Variable Annuity Contract?

There are charges and other expenses associated with the contract that reduce the return on your investment. These charges and expenses are described below.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss. The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contract.

Insurance Charges

Each day, we make a deduction for insurance charges as follows:

The mortality risk portion of the insurance charge is for assuming the risk that the annuitant(s) will live longer than expected based on our life expectancy tables. When this happens, we pay a greater number of annuity payments. We also incur the risk that the death benefit amount exceeds the contract value. The expense risk portion of the insurance charge is for our assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract.

The mortality and expense risk charge is equal, on an annual basis, to 1.20% of the daily value of the contract invested in the variable investment options, after expenses have been deducted. This charge is not assessed against amounts allocated to the fixed interest rate option.

If the charges under the contract are not sufficient to cover our expenses, then we will bear the loss. We do, however, expect to profit from the charges. The mortality and expense risk charge for your contract cannot be increased. Any profits made from this charge may be used by us to pay for the costs of distributing the contracts.

Withdrawal Charge

During the accumulation phase you can make withdrawals from your contract. Your withdrawal request will be processed as of the date it is received in good order at the Prudential Annuity Service Center.

When you make a withdrawal, money will be taken first from your earnings. When your earnings have been used up, then we will take the money from your purchase payments. You will not have to pay any withdrawal charge when you withdraw your earnings. You will need to get our consent if you want to make a partial withdrawal that is less than $300 or if making a partial withdrawal would reduce your contract value to less than $300.

You may be subject to certain restrictions on the withdrawal of salary reduction contributions and earnings invested in annuity contracts which are subject to
Section 403(b) of the Internal Revenue Code of 1986, as amended (the "Code"). Under these annuity contracts, withdrawals may be made prior to age 59-1/2 if you leave your job, die or are permanently disabled. Annuity contracts used for

              Qualified Variable Investment Plan Variable Annuity


IRAs or SEPs are not subject to restrictions on the right to withdraw, but are subject to income tax and may also be subject to a tax penalty for withdrawals prior to age 59-1/2. For a complete discussion of these contracts, please refer to Section 8 of this prospectus, "What Are The Tax Considerations Associated With The Qualified Individual Variable Investment Plan Variable Annuity Contract?" on page 18.


The withdrawal charge is for the payment of the expenses involved in selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities.


Each contract year, you can withdraw earnings plus up to 10% of the value of your total contract, calculated as of the date of the first withdrawal made during a contract year without paying a withdrawal charge. This amount is referred to as the "charge-free" amount. Prior to the eighth contract anniversary following a purchase payment, if your withdrawal is more than the charge-free amount, a withdrawal charge will be applied. For this purpose, we treat purchase payments as withdrawn on a first-in, first-out basis. Even if not subject to surrender charges, withdrawals will still have tax consequences and may be subject to a 10% tax penalty. Please refer to Section 8 of this prospectus. "What Are The Tax Considerations Associated With The Qualified Individual Variable Investment Plan Annuity Contract?"


The withdrawal charge varies with the number of contract anniversaries that have elapsed since each purchase payment was made. Specifically, we maintain an "age" for each purchase payment you have made, by keeping track of how many contract anniversaries have passed since the purchase payment was made. The withdrawal charge is the percentage, shown below, of the amount withdrawn.

                        Number of Contract Anniversaries
                     Since the Date of Each Purchase Payment

        0.......................................................8%
        1.......................................................7%
        2.......................................................6%
        3.......................................................5%
        4.......................................................4%
        5.......................................................3%
        6.......................................................2%
        7.......................................................1%
        8.......................................................0%

If you are 81 or older when you make your purchase payment, your surrender charges for that payment will be lower.

Bonus Recapture

The bonus amount associated with a purchase payment will be recaptured if you withdraw the associated purchase payment within eight contract anniversaries after the payment was made. The bonus amount will be withdrawn in the same proportion as the purchase payments being withdrawn. This includes withdrawals made for the purpose of annuitizing if withdrawal charges apply. If you make a withdrawal eight contract anniversaries or more after a purchase payment that was credited with the bonus, you can withdraw all or part of your purchase payment and retain the bonus amount.

Critical Care Access

We will allow you to withdraw money from the contract and will waive any withdrawal charge and annual contract fee, if the annuitant or the last surviving co-annuitant (if applicable) becomes confined to an eligible nursing home or hospital for a period of at least three consecutive months. You would need to provide us with proof of the confinement. If a physician has certified that the annuitant or last surviving co-annuitant is terminally ill (has six months or less to live) there will be no charge imposed for withdrawals. Critical Care Access is not available in all states.

Annual Contract Fee

During the accumulation phase, if your contract value is less than $10,000 on the contract anniversary date, we will deduct $30 per contract

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              Qualified Variable Investment Plan Variable Annuity

year (this fee may differ in certain states). This annual contract fee is used for administrative expenses and cannot be increased. The fee will be deducted proportionately from each of the investment options that you have selected. This charge will also be deducted when you surrender your contract if your contract value is less than $10,000 at that time.

Taxes Attributable to Premium

There may be federal, state and local premium based taxes applicable to your purchase payment. We are responsible for the payment of these taxes and may make a charge against the value of the contract to pay some or all of these taxes. It is our current practice not to deduct a charge for state premium taxes until annuity payments begin. In the states that impose a premium tax on us, the current rates range up to 3.5%. It is also our current practice not to deduct a charge for the federal tax associated with deferred acquisition costs paid by us that are based on premium received. However, we reserve the right to charge the contract owner in the future for any such tax associated with deferred acquisition costs and any federal, state or local income, excise, business or any other type of tax measured by the amount of premium received by us.

Company Taxes


We will pay company income taxes on the taxable corporate earnings created by this separate account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liablity. Under current law, such benefits may include foreign tax credits and corporate dividends received deductions. We do not pass these tax benefits through to holders of the separate account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the contract.


Underlying Mutual Fund Fees


When you allocate a purchase payment or a transfer to the mutual fund investment options, we in turn invest in shares of a corresponding underlying mutual fund. Those funds charge fees that are in addition to the contract-related fees described in this section. For 2004, the fees of these
funds ranged on an annual basis from    % to    % of fund assets. For
additional information about these fund fees, please consult the Series Fund prospectus.


7. How Can I Access My Money?

You can access your money by:

o    making a withdrawal (either partial or full), or

o    choosing to receive annuity payments during the income phase.

Withdrawals During the Accumulation Phase

When you make a full or partial withdrawal, you will receive the value of your contract, minus any applicable charges and fees. We will calculate the value of your contract and charges, if any, as of the date we receive your request in good order at the Prudential Annuity Service Center.

Unless you tell us otherwise, any partial withdrawal and related withdrawal charges will be made proportionately from all of the variable investment options as well as the fixed interest rate option, depending on your investment selections. You will have to receive our consent to make a partial withdrawal if the amount is less than $300 or if, as a result of the withdrawal, the value of your contract would be reduced to less than $300.

We will generally pay the withdrawal amount, less any required tax withholding, within seven days

              Qualified Variable Investment Plan Variable Annuity

after we receive a withdrawal request in good order at the Prudential Annuity Service Center. We will deduct applicable charges, if any, from the assets in your contract. Specifically, we will deduct any applicable charges proportionately from all of the variable investment options as well as the fixed interest rate option.


Income taxes, tax penalties, withdrawal charges, and certain restrictions also may apply to any withdrawal you make. For a more complete explanation, see
Section 8 of this prospectus.


Automated Withdrawals

We offer an automated withdrawal feature. This feature enables you to receive periodic withdrawals in monthly, quarterly, semiannual or annual intervals. We will process your withdrawals at the end of the business day at the intervals you specify. We will continue at these intervals until you tell us otherwise. You can make withdrawals from any designated investment option or proportionally from all investment options. Withdrawal charges may be deducted if the withdrawals in any contract year are more than the charge-free amount. The minimum automated withdrawal amount you can make is $300.

Income taxes, tax penalties, withdrawal charges and certain restrictions may apply to automated withdrawals. For a more complete explanation, see Section 8 of this prospectus.

Suspension of Payments or Transfers

The SEC may require us to suspend or postpone payments made in connection with withdrawals or transfers for any period when:

     1. The New York Stock Exchange is closed (other than customary weekend and holiday closings);

     2.   Trading on the New York Stock Exchange is restricted;

     3. An emergency exists, as determined by the SEC, during which sales of shares of the underlying mutual funds are not feasible or we cannot reasonably value the accumulation units; or

     4. The SEC, by order, so permits suspension or postponement of payments for the protection of owners.

We expect to pay the amount of any withdrawal or process any transfer made from your investment options promptly upon request. We are, however, permitted to delay payment for up to six months on withdrawals from the fixed interest rate option. If we delay payment for more than 30 days, we will pay you interest at an annualized rate of at least 3%.

8. What are the Tax Considerations Associated with the Qualified Variable Investment Plan Variable Annuity Contract?

The discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations which may change. It is not intended as tax advice. The discussion includes a description of certain spousal rights under the contract and under tax-qualified plans. Our administration of such spousal rights and related tax reporting accords with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). The information provided is not intended as tax advice. You should consult with a qualified tax advisor for complete information and advice.

Contracts Held By Tax Favored Plans

The following discussion covers annuity contracts held under tax-favored retirement plans. Currently, the contract may be purchased for use in connection with individual retirement accounts and annuities (IRAs) which are subject to Sections 408(a), 408(b) and 408A of the Internal Revenue Code of 1986, as amended (Code). This description assumes that you have satisfied the requirements for eligibility for these products.

You should be aware that tax favored plans such as IRAs generally provide income tax deferral regardless of whether they invest in

              Qualified Variable Investment Plan Variable Annuity

annuity contracts. This means that when a tax-favored plan invests in an annuity contract, it generally does not result in any additional tax benefits (such as income tax deferral and income tax free transfers).

Types of Tax Favored Plans

IRAs. If you buy a contract for use as an IRA, we will provide you a copy of the prospectus and contract. The "IRA Disclosure Statement" on page 29 contains information about eligibility, contribution limits, tax particulars, and other IRA information. In addition to this information (some of which is summarized below), the IRS requires that you have a "free look" after making an initial contribution to the contract. During this time, you can cancel the contract by notifying us in writing, and we will refund all of the purchase payments under the contract (or, if provided by applicable state law, the amount your contract is worth, if greater), less any applicable federal and state income tax withholding.


Contributions Limits/Rollovers. You may purchase a contract for an IRA in connection with a "rollover" of amounts from a qualified retirement plan, as a transfer from another IRA or as a current year contribution. In 2005 the limit is $4,000; increasing to $5,000 in 2008. After 2008 the contribution amount will be indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above. These taxpayers will be permitted to contribute an additional $500, increasing to $1,000 in 2006 and years thereafter.


The "rollover" rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally "roll over" certain distributions from tax-favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy the contract, you can make regular IRA contributions under the contract (to the extent permitted by law). However, if you make such regular IRA contributions, you should note that you will not be able to treat the contract as a "conduit IRA," which means that you will not retain possible favorable tax treatment if you subsequently "roll over" the contract funds originally derived from a qualified retirement plan or TDA into another Section 401(a) plan or TDA.

Required Provisions. Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:

o You, as owner of the contract, must be the "annuitant" under the contract (except in certain cases involving the division of property under a decree of divorce);

o    Your rights as owner are non-forfeitable;

o    You cannot sell, assign or pledge the contract, other than to Prudential;

o The annual contribution you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts);

o The date on which annuity payments must begin cannot be later than April 1st of the calendar year after the calendar year you turn age 70-1/2; and

o Death and annuity payments must meet "minimum distribution requirements" (described on page 20).

Usually, the full amount of any distribution from an IRA (including a distribution from this contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:

o    A 10% "early distribution penalty" (described on page 20);

o Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or

o    Failure to take a minimum distribution (also generally described on page
     20).

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

              Qualified Variable Investment Plan Variable Annuity

SEPs. SEPs are a variation on a standard IRA, and contracts issued to a SEP must satisfy the same general requirements described under IRAs (above). There are, however, some differences:


o If you participate in a SEP, you generally do not include in income any employer contributions made to the SEP on your behalf up to the lesser of
     (a) $42,000 in 2005 or (b) 25% of the employee's earned income (not including contribution as "earned income" for these purposes). However, for these purposes, compensation in excess of certain limits established by the IRS will not be considered. In 2005, this limit is $210,000;


o SEPs must satisfy certain participation and nondiscrimination requirements not generally applicable to IRAs; and


o SEPs for small employers permit salary deferrals up to $14,000 in 2005 with the employer making these contributions to the SEP. However, no new "salary reduction" or "SAR-SEPs" can be established after 1996. Individuals participating in a SARSEP who are age 50 or above by the end of the year will be permitted to contribute an additional $4,000 in 2005, increasing to $5,000 in 2006. Thereafter, the amount is indexed for inflation.


You will also be provided the same information, and have the same "free look" period, as you would have if you purchased the contract for a standard IRA.


TDAs. You may own a TDA generally if you are either an employer or employee of a tax-exempt organization (as defined under Code Section 501 (c)(3)) or a public educational organization, and you may make contributions to a TDA so long as the employee's rights to the annuity are nonforfeitable. Contributions to a TDA, and any earnings, are not taxable until distribution. You may also make contributions to a TDA under a salary reduction agreement, generally up to a maximum of $14,000 in 2005. Individuals participating in a TDA who are age 50 or above by the end of the year will be permitted to contribute an additional $4,000 in 2005, increasing to $5,000 in 2006. Thereafter, the amount is indexed for inflation. Further, you may roll over TDA amounts to another TDA or an IRA. You may also roll over TDA amounts to a qualified retirement plan, a SEP and a 457 government plan. A contract may only qualify as a TDA if distributions (other than "grandfathered" amounts held as of December 31, 1988) may be made only on account of:


o    Your attainment of age 59-1/2;

o    Your severance of employment;

o    Your death;

o    Your total and permanent disability; or

o Hardship (under limited circumstances, and only related to salary deferrals and any earnings attributable to these amounts).

In any event, you must begin receiving distributions from your TDA by April 1st of the calendar year after the calendar year you turn age 70-1/2 or retire, whichever is later.

These distribution limits do not apply either to transfers or exchanges of investments under the contract, or to any "direct transfer" of your interest in the contract to another TDA or to a mutual fund "custodial account" described under Code Section 403(b)(7).

Employer contributions to TDAs are subject to the same general contribution, nondiscrimination, and minimum participation rules applicable to "qualified" retirement plans.

Minimum Distribution Requirements and Payment Option

If you hold the contract under an IRA (or other tax-favored plan), IRS minimum distribution requirements must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 70-1/2 and must be made for each year thereafter. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact

              Qualified Variable Investment Plan Variable Annuity

us at a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any minimum distribution not made in a timely manner.


Effective in 2006, in accordance with recent changes in laws and regulations, required minimum distributions will be calculated based on the sum of the contract value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the required minimum distributions may be larger than if the calculation were based on the contract value only, which may in turn result in an earlier (but not before the required beginning date) distribution under the Contract and an increased amount of taxable income distributed to the contract owner, and a reduction of death benefits and the benefits of any optional riders.


You can use the Minimum Distribution option to satisfy the IRS minimum distribution requirements for this contract without either beginning annuity payments or surrendering the contract. We will distribute to you this minimum distribution amount, less any other partial withdrawals that you made during the year.

Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs.

                         Penalty for Early Withdrawals

You may owe a 10% tax penalty on the taxable part of distributions received from an IRA, SEP, TDA or qualified retirement plan before you attain age 59-1/2. Amounts are not subject to this tax penalty if:

o    the amount is paid on or after you reach age 59-1/2 or die;

o    the amount received is attributable to your becoming disabled; or

o the amount paid or received is in the form of substantially equal payments not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59-1/2 or 5 years. Modification of payments during that time period will result in retroactive application of the 10% tax penalty).

Other exceptions to this tax may apply. You should consult your tax advisor for further details.

Withholding

Unless a distribution is an eligible rollover distribution that is "directly" rolled over into another qualified plan, IRA (including the IRA variations described above), SEP, 457 government plan or TDA, we will withhold federal income tax at the rate of 20%. This 20% withholding does not apply to distributions from IRAs. For all other distributions, unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:

o For any annuity payments not subject to mandatory withholding, you will have taxes withheld by us as if you are a married individual, with three exemptions; and

o    For all other distributions, we will withhold at a 10% rate.

We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax advisor to find out more information on your potential liability if you fail to pay such taxes.

ERISA Disclosure/Requirements

ERISA (the "Employee Retirement Income Security Act of 1974") and the Code prevent

              Qualified Variable Investment Plan Variable Annuity

a fiduciary and other "parties in interest" with respect to a plan (and, for these purposes, an IRA would also constitute a "plan") from receiving any benefit from any party dealing with the plan, as a result of the sale of the contract. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the contract. This information has to do primarily with the fees, charges, discounts and other costs related to the contract, as well as any commissions paid to any agent selling the contract.

Information about any applicable fees, charges, discounts, penalties or adjustments may be found under "What Are The Expenses Associated With The Qualified Variable Investment Plan Variable Annuity Contract?" on page 15.

Information about sales representatives and commissions may be found under "Other Information" and "Sale And Distribution Of The Contract" on pages 23 and 24.

In addition, other relevant information required by the exemptions is contained in the contract and accompanying documentation. Please consult your tax advisor if you have any additional questions.

Spousal Consent Rules for Retirement
Plans--Qualified Contracts

If you are married at the time your payments commence, you may be required by federal law to choose an income option that provides survivor annuity income to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the death benefit to be paid to your spouse, even if you designated someone else as your beneficiary. A brief explanation of the applicable rules follows. For more information, consult the terms of your retirement arrangement.


Defined Benefit Plans and Money Purchase Pension Plans. If you are married at the time your payments commence, federal law requires that benefits be paid to you in the form of a "qualified joint and survivor annuity" (QJSA), unless you and your spouse waive that right, in writing. Generally, this means that you will receive a reduced payment during your life and, upon your death, your spouse will receive at least one-half of what you were receiving for life. You may elect to receive another income option if your spouse consents to the election and waives his or her right to receive the QJSA. If your spouse consents to the alternative form of payment, your spouse may not receive any benefits from the plan upon your death. Federal law also requires that the plan pay a death benefit to your spouse if you are married and die before you begin receiving your benefit. This benefit must be available in the form of an annuity for your spouse's lifetime and is called a "qualified pre-retirement survivor annuity" (QPSA). If the plan pays death benefits to other beneficiaries, you may elect to have a beneficiary other than your spouse receive the death benefit, but only if your spouse consents to the election and waives his or her right to receive the QPSA. If your spouse consents to the alternate beneficiary, your spouse will receive no benefits from the plan upon your death. Any QPSA waiver prior to your attaining age 35 will become null and void on the first day of the calendar year in which you attain age 35, if still employed.

Defined Contribution Plans (including 401(k) Plans and ERISA 403(b) Plans). Spousal consent to a distribution is generally not required. Upon your death, your spouse will receive the entire death benefit, even if you designated someone else as your beneficiary, unless your spouse consents in writing to waive this right. Also, if you are married and elect an annuity as a periodic income option, federal law requires that you receive a QJSA (as described above), unless you and your spouse consent to waive this right.


IRAs, non-ERISA 403(b) Annuities, and 457 Plans. Spousal consent to a distribution is not required. Upon your death, any death benefit will be paid to your designated beneficiary.

Additional Information

For additional information about federal tax law requirements applicable to tax favored plans, see

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              Qualified Variable Investment Plan Variable Annuity

the "IRA Disclosure Statement" on page 29.

Taxes Paid by Prudential

Although the separate account is registered as an investment company, it is not a separate taxpayer for purposes of the Code. The earnings of the separate account are taxed as part of the operations of Prudential. No charge is being made currently against the separate account for company federal income taxes. We will periodically review the question of charging the separate account for company federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the contract.

Under current law, Prudential may incur state and local taxes in addition to premium taxes in several states. At present, these taxes are not significant and they are not charged against the contract or the separate account. If there is a material change in applicable state or local tax laws, the imposition of these taxes upon Prudential that are attributable to the account may result in a corresponding charge against the account.

9. Other Information

The Prudential Insurance Company of America

The Prudential Insurance Company of America (Prudential) is a New Jersey stock life insurance company that has been doing business since 1875. Prudential is licensed to sell life insurance and annuities in the District of Columbia, Guam, U.S. Virgin Islands, and in all states.

Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. (Prudential Financial), a New Jersey insurance holding company. Prudential Financial exercises significant influence over the operations and capital structure of Prudential. However, neither Prudential Financial nor any other related company has any legal responsibility to pay amounts that Prudential may owe under the contract.

The Separate Account

We have established a separate account, the Prudential Qualified Individual Variable Contract Account (separate account), to hold the assets that are associated with the variable annuity contracts. The separate account was established under New Jersey law on October 12, 1982, and is registered with the SEC under the Investment Company Act of 1940, as a unit investment trust, which is a type of investment company. The assets of the separate account are held in the name of Prudential and legally belong to us. These assets are kept separate from all of our other assets and may not be charged with liabilities arising out of any other business we may conduct. More detailed information about Prudential, including its consolidated financial statements, are provided in the Statement of Additional Information.

Sale and Distribution of the Contract

Prudential Investment Management Services LLC (PIMS), 100 Mulberry Street, Gateway Center Three, 14th Floor, Newark, New Jersey 07102-4077, acts as the distributor of the contracts. PIMS is an indirect wholly-owned subsidiary of Prudential Financial and is a limited liability corporation organized under Delaware law in 1996. It is a registered broker-dealer under the Securities Exchange Act of 1934 (Exchange Act) and a member of the National Association of Securities Dealers, Inc. (NASD).


Commissions are paid to firms on sales of the contract according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of his or her firm. Commissions are generally based on a percentage of purchase payments made, up to a maximum of 6.0%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of contract value. We may also provide compensation to the distributing firm for providing ongoing service to you in relation to the contract. Commissions and other compensation paid in relation to the contract do not result in any additional charge to you or to the separate account.

In addition, in an effort to promote the sale of our products (which may include the placement of Prudential and/or the contract on a preferred or recommended company or product list and/or

              Qualified Variable Investment Plan Variable Annuity


access to the firm's registered representatives), we or PIMS may enter into compensation arrangements with certain broker-dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing and/or administrative services and/or other services. To the extent permitted by NASD rules and other applicable laws and regulations, PIMS may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. A list of firms that Prudential paid pursuant to such arrangements and the range of fees that Prudential paid is provided in the Statement of Additional Information which is available upon request.

You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the contract than for selling a different annuity that is not eligible for that compensation.


Litigation

We are subject to legal and regulatory actions in the ordinary course of our businesses, including class actions. Pending legal and regulatory actions include proceedings relating to aspects of our businesses and operations that are specific to our practices and proceedings that are typical of the businesses in which we operate, including in both cases businesses that we have divested or placed in wind-down status. Some of these proceedings have been brought on behalf of various alleged classes of complainants. In certain of these matters, the plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages.

We retained all liabilities for the litigation associated with our discontinued healthcare business that existed at the date of closing with Aetna (August 6, 1999) or commenced within two years of that date, with respect to claims relating to events that occurred prior to the closing date. This litigation includes purported class actions and individual suits involving various issues, including payment of claims, denial of benefits, vicarious liability for malpractice claims, and contract disputes with provider groups and former policyholders. Some of the purported class actions challenge practices of Prudential's former managed care operations and assert nationwide classes. In October, 2000, by Order of the Judicial Panel on Multi-district Litigation, class actions brought by policyholders and physicians were consolidated for pre-trial purposes, along with lawsuits pending against other managed health care companies, in the United States District Court for the Southern District of Florida in a consolidated proceeding captioned In Re Managed Care Litigation. The policyholder actions have been resolved. The class actions brought by the physicians allege, among other things, breach of contract, violations of ERISA, violations of and conspiracy to violate RICO, and industry-wide conspiracy to defraud physicians by failing to pay under provider agreements and by unlawfully coercing providers to enter into agreements with unfair and unreasonable terms. The remedies sought include unspecified damages, restitution, disgorgement of profits, treble damages, punitive damages and injunctive relief. In September 2002, the court granted plaintiffs' motion for certification of a nationwide class of physicians. Prudential and the other managed care defendants have appealed the certification to the United States Court of Appeals for the Eleventh Circuit. That appeal is pending.

In November 2003, an action was commenced in the United States Bankruptcy Court for the Southern District of New York, Enron Corp v. J.P. Morgan Securities, Inc., et al., against approximately 100 defendants, including Prudential and other affiliated entities, who invested in Enron's commercial paper. The complaint alleges that Enron's October 2001 prepayment of its commercial paper is a voidable preference under the bankruptcy laws and constitutes a fraudulent conveyance. The

              Qualified Variable Investment Plan Variable Annuity

complaint alleges that Prudential received prepayments of approximately $100 million.

Our litigation is subject to many uncertainties, and given its complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of Prudential, in a particular quarterly or annual period, could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves,should not have a material adverse effect on our financial position.

In January 2004, the NASD fined Prudential Equity Group, Inc. (formerly known as Prudential Securities Incorporated) and PIMS $2 million, and ordered the firms to pay customers $9.5 million for sales of fixed and variable annuities that violated a New York State Insurance Department regulation concerning replacement sales and NASD rules and for the use of incorrect annuity performance illustrations in sales of certain annuity contracts. We brought this matter to the New York Insurance Department and the NASD's attention in response to an internal investigation, and in consultation with both the New York Insurance Department and the NASD, we have initiated a remediation program for all affected customers which has already provided $8 million in remediation.

Assignment

Since the contract is issued under a qualified plan, there may be limitations on your ability to assign the contract. For further information please speak to your representative.


If you assign the contract, that assignment will result in the termination of any automated withdrawal program that had been in effect. If the new owner wants to re-institute an automated withdrawal program, then he/she needs to submit the forms that we require, in good order.


Exchange Offer for Certain Contract Owners
In past years, we have permitted contract owners under certain qualified plans to exchange their contracts for certain mutual funds or variable annuity contracts. We no longer offer such exchanges.

Financial Statements

The consolidated financial statements of Prudential and its subsidiaries and the financial statements of the separate account associated with the Qualified Variable Investment Plan are included in the Statement of Additional Information.


Statement of Additional Information

Contents:


o    Company

o Further Information Regarding Previously Offered Qualified Individual Variable Investment Plan Contracts

o    Distribution of the Contract
o    Payments made to Promote Sale of Our Products

o    Allocation of Initial Purchase Payment
o    Experts
o    Federal Tax Status
o    Financial Information

                                 Householding

To reduce costs, we now send only a single copy of prospectuses and shareholder reports to each consenting household, in lieu of sending a copy to each contract owner that resides in the household. If you are a member of such a household, you should be aware that you can revoke your consent to householding at any time, and begin to receive your own copy of prospectuses and shareholder reports, by calling (877) 778-5008.

                            ACCUMULATION UNIT VALUES
         THE PRUDENTIAL QUALIFIED INDIVIDUAL VARIABLE CONTRACT ACCOUNT
                        (Condensed Financial Information)


                                                                                            SUBACCOUNTS
                                                                    ----------------------------------------------------------
                                                                                            Money Market
                                                                    ----------------------------------------------------------
                                                                    01/01/04        01/01/03        01/01/02         01/01/01
                                                                       to              to              to               to
                                                                    12/31/04        12/31/03        12/31/02         12/31/01
1. Accumulation unit value at beginning of period ................. $             $     2.448    $      2.440     $      2.372
2. Accumulation unit value at end of period .......................                     2.439           2.448            2.440
3. Number of accumulation units outstanding at end of period ......                26,438,969      36,058,012       35,419,305
                                                                    ----------------------------------------------------------
                                                                                            Diversified Bond
                                                                    ----------------------------------------------------------
                                                                    01/01/04        01/01/03        01/01/02         01/01/01
                                                                       to              to              to               to
                                                                    12/31/04        12/31/03        12/31/02         12/31/01
1. Accumulation unit value at beginning of period ................. $             $     4.040    $      3.819     $      3.613
2. Accumulation unit value at end of period .......................                     4.291           4.040            3.819
3. Number of accumulation units outstanding at end of period ......                21,323,387      23,322,720       23,417,774
                                                                    ----------------------------------------------------------
                                                                                                Equity
                                                                    ----------------------------------------------------------
                                                                    01/01/04        01/01/03        01/01/02         01/01/01
                                                                       to             to               to               to
                                                                    12/31/04        12/31/03        12/31/02         12/31/01
1. Accumulation unit value at beginning of period ................. $             $     5.775    $      7.526     $      8.574
2. Accumulation unit value at end of period .......................                     7.513           5.775            7.526
3. Number of accumulation units outstanding at end of period ......                59,516,449      68,064,078       74,402,156
                                                                    ----------------------------------------------------------
                                                                                           Flexible Managed
                                                                    ----------------------------------------------------------
                                                                    01/01/04        01/01/03        01/01/02         01/01/01
                                                                      to               to              to               to
                                                                    12/31/04        12/31/03        12/31/02         12/31/01
1. Accumulation unit value at beginning of period ................. $             $     4.122    $      4.780     $      5.129
2. Accumulation unit value at end of period .......................                     5.041           4.122            4.780
3. Number of accumulation units outstanding at end of period ......                91,205,812     105,390,737      114,712,313
                                                                    ----------------------------------------------------------



                                          SUBACCOUNTS
---------------------------------------------------------------------------------------------
                                         Money Market
---------------------------------------------------------------------------------------------
  01/01/00        01/01/99        01/01/98         01/01/97        01/01/96        01/01/95
     to              to              to               to              to              to
  12/31/00        12/31/99        12/31/98         12/31/97        12/31/96        12/31/95
$     2.260     $      2.179    $      2.092     $      2.008    $      1.931    $      1.847
      2.372            2.260           2.179            2.092           2.008           1.931
 33,006,449       45,896,939      42,185,333       42,127,659      51,204,795      51,330,984
---------------------------------------------------------------------------------------------
                                       Diversified Bond
---------------------------------------------------------------------------------------------
  01/01/00         01/01/99        01/01/98         01/01/97        01/01/96        01/01/95
    to                to              to               to              to              to
  12/31/00         12/31/99        12/31/98         12/31/97        12/31/96        12/31/95
$     3.332     $      3.397    $      3.208     $      2.990    $      2.899    $      2.430
      3.613            3.332           3.397            3.208           2.990           2.899
 22,164,638       27,626,950      32,226,526       33,970,626      38,483,488      38,379,871
---------------------------------------------------------------------------------------------
                                            Equity
---------------------------------------------------------------------------------------------
  01/01/00         01/01/99        01/01/98         01/01/97        01/01/96        01/01/95
    to                to              to               to              to              to
  12/31/00         12/31/99        12/31/98         12/31/97        12/31/96        12/31/95
$     8.504     $      7.559    $      6.996     $      5.680    $      4.850    $      3.738
      8.574            8.504           7.559            6.996           5.680           4.850
 83,330,100      100,845,742     122,166,242      136,204,888     142,993,051     134,801,790
---------------------------------------------------------------------------------------------
                                       Flexible Managed
---------------------------------------------------------------------------------------------
  01/01/00         01/01/99        01/01/98         01/01/97        01/01/96        01/01/95
    to                to              to               to              to              to
  12/31/00         12/31/99        12/31/98         12/31/97        12/31/96        12/31/95
$     5.266     $      4.944    $      4.540     $      3.895    $      3.469    $      2.828
      5.129            5.266           4.944            4.540           3.895           3.469
131,231,266      163,083,280     194,529,908      222,907,582     245,530,247     249,259,101
---------------------------------------------------------------------------------------------


The financial statements of the Account are in the Statement of Additional Information.

                            ACCUMULATION UNIT VALUES
         THE PRUDENTIAL QUALIFIED INDIVIDUAL VARIABLE CONTRACT ACCOUNT
                  (Condensed Financial Information) (Continued)


                                                                                             SUBACCOUNTS
                                                                   --------------------------------------------------------------
                                                                                        Conservative Balanced
                                                                   --------------------------------------------------------------
                                                                    01/01/04          01/01/03        01/01/02         01/01/01
                                                                    to                      to        to               to
                                                                    12/31/04          12/31/03        12/31/02         12/31/01
1. Accumulation unit value at beginning of period ...............  $                 $     3.827    $      4.255     $      4.394
2. Accumulation unit value at end of period .....................                          4.492           3.827            4.255
3. Number of accumulation units outstanding at end of period ....                     94,540,214     110,716,579      124,680,214

                                                                   --------------------------------------------------------------
                                                                                           High Yield Bond
                                                                   --------------------------------------------------------------
                                                                    01/01/04          01/01/03        01/01/02         01/01/01
                                                                       to                to              to              to
                                                                    12/31/04          12/31/03        12/31/02         12/31/01
1. Accumulation unit value at beginning of period ...............  $                 $     2.067    $      2.061     $      2.095
2. Accumulation unit value at end of period .....................                          2.554           2.067            2.061
3. Number of accumulation units outstanding at end of period ....                     13,901,406      14,248,454       15,342,664

                                                                   --------------------------------------------------------------
                                                                                              Stock Index
                                                                   --------------------------------------------------------------
                                                                    01/01/04          01/01/03        01/01/02         01/01/01
                                                                       to                to              to               to
                                                                    12/31/04          12/31/03        12/31/02         12/31/01
1. Accumulation unit value at beginning of period ...............  $                 $     3.465    $      4.507     $      5.185
2. Accumulation unit value at end of period .....................                          4.389           3.465            4.507
3. Number of accumulation units outstanding at end of period ....                     58,510,885      65,746,684       72,257,480

                                                                   --------------------------------------------------------------
                                                                                           Prudential Value
                                                                   --------------------------------------------------------------
                                                                    01/01/04          01/01/03        01/01/02         01/01/01
                                                                       to                to              to               to
                                                                    12/31/04          12/31/03        12/31/02         12/31/01
1. Accumulation unit value at beginning of period ...............  $                 $     3.755    $      4.870     $      5.032
2. Accumulation unit value at end of period .....................                          4.752           3.755            4.870
3. Number of accumulation units outstanding at end of period ....                     33,577,636      38,502,961       42,351,187

                                                                   --------------------------------------------------------------
                                                                                           Natural Resources
                                                                   --------------------------------------------------------------
                                                                    01/01/04          01/01/03        01/01/02         01/01/01
                                                                       to                to              to               to
                                                                    12/31/04          12/31/03        12/31/02         12/31/01
1. Accumulation unit value at beginning of period ...............  $                 $     4.164    $      3.544     $      3.988
2. Accumulation unit value at end of period .....................                          5.719           4.164            3.544
3. Number of accumulation units outstanding at end of period ....                     13,394,372      14,393,173       14,516,741
                                                                   --------------------------------------------------------------



                                          SUBACCOUNTS
---------------------------------------------------------------------------------------------
                                    Conservative Balanced
---------------------------------------------------------------------------------------------
   01/01/00        01/01/99        01/01/98         01/01/97        01/01/96        01/01/95
      to              to              to               to              to              to
   12/31/00        12/31/99        12/31/98         12/31/97        12/31/96        12/31/95
 $      4.469    $      4.238    $      3.839    $      3.424    $      3.077    $      2.655
        4.394           4.469           4.238           3.839           3.424           3.077
  145,571,738     180,390,575     212,050,954     241,343,777     266,987,208     272,339,087
---------------------------------------------------------------------------------------------
                                        High Yield Bond
---------------------------------------------------------------------------------------------
   01/01/00        01/01/99        01/01/98         01/01/97        01/01/96        01/01/95
      to              to              to               to              to              to
   12/31/00        12/31/99        12/31/98         12/31/97        12/31/96        12/31/95
 $      2.302    $      2.227    $      2.308    $      2.053    $      1.865    $      1.605
        2.095           2.302           2.227           2.308           2.053           1.865

   17,066,323      22,149,881      27,511,819      28,839,212      29,828,106      29,634,193
---------------------------------------------------------------------------------------------
                                          Stock Index
---------------------------------------------------------------------------------------------
   01/01/00        01/01/99        01/01/98         01/01/97        01/01/96        01/01/95
      to              to              to               to              to              to
   12/31/00        12/31/99        12/31/98         12/31/97        12/31/96        12/31/95
 $      5.768    $      4.842    $      3.816    $      2.907    $      2.401    $      1.772
        5.185           5.768           4.842           3.816           2.907           2.401

   82,073,212      87,982,261      89,752,143      89,281,291      83,246,633      69,315,117
---------------------------------------------------------------------------------------------
                                       Prudential Value
---------------------------------------------------------------------------------------------
   01/01/00        01/01/99        01/01/98         01/01/97        01/01/96        01/01/95
      to              to              to               to              to              to
   12/31/00        12/31/99        12/31/98         12/31/97        12/31/96        12/31/95
 $      4.406    $      3.963    $      4.108    $      3.044    $      2.530    $      2.104
        5.032           4.406           3.963           4.108           3.044           2.530

   44,850,945      54,727,336      67,240,900      68,401,048      65,617,658      63,810,012
---------------------------------------------------------------------------------------------
                                       Natural Resources
---------------------------------------------------------------------------------------------
   01/01/00        01/01/99        01/01/98         01/01/97        01/01/96        01/01/95
      to              to              to               to              to              to
   12/31/00        12/31/99        12/31/98         12/31/97        12/31/96        12/31/95
 $      2.931    $      2.032    $      2.481    $      2.840    $      2.196    $      1.751
        3.988           2.931           2.032           2.481           2.840           2.196

   15,093,664      15,795,474      19,843,969      26,401,911      26,504,833      23,280,453
---------------------------------------------------------------------------------------------


The financial statements of the Account are in the Statement of Additional Information.

                                   ACCUMULATION UNIT VALUES
                THE PRUDENTIAL QUALIFIED INDIVIDUAL VARIABLE CONTRACT ACCOUNT
                         (Condensed Financial Information) (Continued)


                                                                                         SUBACCOUNTS
                                                                  ----------------------------------------------------------
                                                                                           Global
                                                                  ----------------------------------------------------------
                                                                  01/01/04        01/01/03        01/01/02         01/01/01
                                                                  to                 to              to                to
                                                                  12/31/04        12/31/03        12/31/02         12/31/01
1. Accumulation unit value at beginning of period                 $             $     1.701     $     2.300      $     2.825
2. Accumulation unit value at end of period                                           2.253           1.701            2.300
3. Number of accumulation units outstanding at end of period                     35,185,101      39,078,977       42,184,092
                                                                  ----------------------------------------------------------
                                                                                       Government Income
                                                                  ----------------------------------------------------------
                                                                  01/01/04        01/01/03        01/01/02         01/01/01
                                                                  to                 to              to                to
                                                                  12/31/04        12/31/03        12/31/02         12/31/01
1. Accumulation unit value at beginning of period                 $             $     2.568     $     2.320      $     2.172
2. Accumulation unit value at end of period                                           2.601           2.568            2.320
3. Number of accumulation units outstanding at end of period                     26,842,592      28,868,105       22,918,359
                                                                  ----------------------------------------------------------
                                                                                            Jennison
                                                                  ----------------------------------------------------------
                                                                  01/01/04        01/01/03        01/01/02         01/01/01
                                                                  to                 to              to                to
                                                                  12/31/04        12/31/03        12/31/02         12/31/01
1. Accumulation unit value at beginning of period                 $             $     1.574     $     2.307      $     2.856
2. Accumulation unit value at end of period                                           2.026           1.574            2.307
3. Number of accumulation units outstanding at end of period                     74,146,291      83,337,216       91,955,549
                                                                  ----------------------------------------------------------
                                                                                    Small Capitalization Stock
                                                                  ----------------------------------------------------------
                                                                  01/01/04        01/01/03        01/01/02         01/01/01
                                                                  to                 to              to                to
                                                                  12/31/04        12/31/03        12/31/02         12/31/01
1. Accumulation unit value at beginning of period                 $             $     1.859     $     2.212      $     2.120
2. Accumulation unit value at end of period                                           2.540           1.859            2.212
3. Number of accumulation units outstanding at end of period                     31,206,939      33,523,912       33,453,260
                                                                  ----------------------------------------------------------



                                          SUBACCOUNTS
---------------------------------------------------------------------------------------------
                                            Global
---------------------------------------------------------------------------------------------
   01/01/00         01/01/99        01/01/98        01/01/97        01/01/96        01/01/95
     to               to               to              to              to              to
   12/31/00         12/31/99        12/31/98        12/31/97        12/31/96        12/31/95
$      3.472      $     2.370    $      1.917     $     1.814     $     1.533     $     1.339
       2.825            3.472           2.370           1.917           1.814           1.533
  48,256,461       42,332,925      44,432,955      51,481,170      50,862,779      44,920,771
---------------------------------------------------------------------------------------------
                                       Government Income
---------------------------------------------------------------------------------------------
   01/01/00         01/01/99        01/01/98        01/01/97        01/01/96        01/01/95
     to                to              to              to              to              to
   12/31/00         12/31/99        12/31/98        12/31/97        12/31/96        12/31/95
$      1.949      $     2.027    $      1.881     $     1.736     $     1.719     $     1.456
       2.172            1.949           2.027           1.881           1.736           1.719
  22,871,862       31,209,489      38,187,837      39,604,005      50,735,981      55,130,988
---------------------------------------------------------------------------------------------
                                           Jennison
---------------------------------------------------------------------------------------------
   01/01/00         01/01/99        01/01/98        01/01/97        01/01/96        01/01/95*
     to               to               to              to              to              to
   12/31/00         12/31/99        12/31/98        12/31/97        12/31/96        12/31/95
$      3.497      $     2.489    $      1.832     $     1.408     $     1.245     $     1.009
       2.856            3.497           2.489           1.832           1.408           1.245
 104,619,412       78,722,086      50,420,102      34,004,121      21,901,003       5,067,514
---------------------------------------------------------------------------------------------
                                  Small Capitalization Stock
---------------------------------------------------------------------------------------------
   01/01/00         01/01/99        01/01/98        01/01/97        01/01/96        01/01/95*
     to               to               to              to              to              to
   12/31/00         12/31/99        12/31/98        12/31/97        12/31/96        12/31/95
$      1.902      $     1.708    $      1.742     $     1.408     $     1.190     $     1.002
       2.120            1.902           1.708           1.742           1.408           1.190
  32,740,200       28,555,699      31,702,794      25,991,072      13,432,923       3,599,798
---------------------------------------------------------------------------------------------


*Commencement of Business
The financial statements of the Account are in the Statement of Additional Information.

              Qualified Variable Investment Plan Variable Annuity

IRA DISCLOSURE STATEMENT

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your simplified employee pension IRA (SEP) for employer contributions, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service. Those are federal tax law rules; state tax laws may vary. Our contracts have been submitted to the IRS for approval for use as a prototype. Approval for this contract has either been received or is pending.

Free Look Period
The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund (less any applicable federal and state income tax withholding) within 10 days after it is delivered, or applicable state required period, if longer. The amount of the refund is dictated by state law. This is a more liberal provision than is required in connection with IRAs. To exercise this "free-look" provision, return the contract to the representative who sold it you or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus.

Eligibility Requirements

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally, if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

Contributions And Deductions

Contributions to your IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have "Adjusted Gross Income" (as defined under Federal tax laws) which does not exceed the "applicable dollar limit." IRA (or SEP) contributions must be made by no later than the due date for filing your income tax return for that year. For a single taxpayer, the applicable dollar limitation is $50,000 in 2005, with the amount of IRA contribution which may be reduced proportionately for Adjusted Gross Income between $50,000-$60,000. For married couples filing jointly, the applicable dollar limitation is $70,000, with the amount of IRA contribution which may be reduced proportionately between $70,000-$80,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $60,000 for individuals and $80,000 for married couples filing jointly. Income limits are scheduled to increase until 2006 for single taxpayers and 2007 for married taxpayers.

Contributions made by your employer to your SEP are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEP will be entitled to elect to have their employer make contributions to their SEP on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEP, those funds are not treated as current taxable income to the employee. Elective deferrals under a SEP are limited to $14,000 in 2005, with a permitted catch-up contribution of $4,000 for individuals age 50 and above. Contribution limits and catch-up contribution limits are scheduled to increase through 2006 and are indexed for inflation thereafter. Salary-reduction SEPs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SARSEP and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPs may not be established after 1996.


The IRA maximum annual contribution is limited to the lesser of: (1) the maximum amount allowed by law, including catch-up contributions if applicable, or (2) 100% of your earned

              Qualified Variable Investment Plan Variable Annuity

compensation. Contributions in excess of these limits may be subject to penalty. See below.


Under a SEP agreement, the maximum annual contribution which your employer may make on your behalf to a SEP contract that is excludable from your income is the lesser of 25% of your salary or $42,000. An employee who is a participant in a SEP agreement may make after-tax contributions to the SEP contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above.


The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) the maximum amount allowed by law, including catch-up contributions if applicable or (2) 100% of taxable alimony.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEP, the excess amount will be considered an "excess contribution." You are permitted to withdraw an excess contribution from your IRA or SEP before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions on page 31.)

IRA For Non-Working Spouse

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and, if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to the maximum amount allowed by law, including catch-up contributions if applicable, may be made to your IRA and the spousal IRA if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRAs; (ii) twice the maximum amount allowed by law, including catch-up contributions if applicable; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See "Contributions And Deductions" on page 29. If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

Rollover Contribution

Once every year, you are permitted to withdraw any portion of the value of your IRA or SEP and reinvest it in another IRA. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You will not be allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

              Qualified Variable Investment Plan Variable Annuity

Funds can also be rolled over from an IRA or SEP to another IRA or SEP or to another qualified retirement plan or 457 government plan.

Distributions

(a) Premature Distributions

At no time can your interest in your IRA or SEP be forfeited. To insure that your contributions will be used for retirement, the federal tax law does not permit you to use your IRA or SEP as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA or SEP to anyone. Use of an IRA (or SEP) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% tax penalty if you are not at least age 59-1/2 or totally disabled. (You may, however, assign your IRA or SEP without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may surrender any portion of the value of your IRA (or SEP). In the case of a partial surrender which does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59-1/2 or totally disabled unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.


The 10% tax penalty does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59-1/2 or are disabled.

(b) Distribution After Age 59-1/2

Once you have attained age 59-1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEP) regardless of when you actually retire. In addition, you must commence distributions from your IRA by April 1 following the year you attain age 70-1/2. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs. You may elect to receive the distribution under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them to the degree that you have made deductible contributions. If you have made both deductible and nondeductible contributions, the portion of the distribution attributable to the nondeductible contribution will be tax-free.

(c) Inadequate Distributions--50% Tax

Your IRA or SEP is intended to provide retirement benefits over your lifetime. Thus, federal tax law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70-1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse/beneficiary). The calculation method is defined under IRS regulations. If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

(d) Death Benefits

If you (or your surviving spouse) die before receiving the entire value of your IRA (or SEP), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum by December 31st of the fifth year after your (or your surviving spouse's) death, or applied to purchase an immediate annuity for the beneficiary, or as a program of minimum distributions. This annuity or minimum distribution program must be payable over the life expectancy of the beneficiary beginning by December 31st of the year following the year after your or your

              Qualified Variable Investment Plan Variable Annuity

spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun, and no designated beneficiary is identified by December 31st of the year following the year of death, the entire amount must be distributed based on the life expectancy of the owner using the owner's age prior to death. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

Reporting To The IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate. If you were at least 70-1/2 at the end of the prior year, we will indicate to you and to the IRS, on Form 5498, that your account is subject to minimum required distributions.

--------------------------------------------------------------------------------

              PLEASE SEND ME A STATEMENT OF ADDITIONAL INFORMATION
               THAT CONTAINS FURTHER DETAILS ABOUT THE PRUDENTIAL
               ANNUITY DESCRIBED IN PROSPECTUS ORD97110 (05/2005).

                       -----------------------------------
                                (print your name)

                       -----------------------------------
                                    (address)

                       -----------------------------------
                              (city/state/zip code)


                                MAILING ADDRESS:
                        PRUDENTIAL ANNUITY SERVICE CENTER
                                  P.O. BOX 7960
                             Philadelphia, PA 19176

STATEMENT OF ADDITIONAL INFORMATION


May 2, 2005


INDIVIDUAL VARIABLE ANNUITY CONTRACTS OF THE
PRUDENTIAL QUALIFIED INDIVIDUAL VARIABLE CONTRACT ACCOUNT

      The Individual Variable Annuity Contract (the contract) of The Prudential Qualified Individual Variable Contract Account (the account) is a variable annuity contract issued by The Prudential Insurance Company of America (Prudential). The contracts are designed for use in connection with retirement arrangements that qualify for federal tax benefits under Sections 401, 403(a), 403(b), 408 or 457 of the Internal Revenue Code. Purchase payments made through payroll deduction or similar arrangements with an employer must be at least $300 during any 12-month period. Any other purchase payment must be at least $50 ($100 or $300 under certain forms of the contract). Prudential currently accepts subsequent purchase payments below these minimum amounts. We reserve the right to again require a $100 minimum at some future date. However, we currently impose a minimum of $100 with respect to additional premium payments made through electronic fund transfers.


      This statement of additional information is not a prospectus and should be read in conjunction with the contract's prospectus, dated May 2, 2005, which is available without charge upon written request to The Prudential Insurance Company of America, 751 Broad Street, Newark, New Jersey 07102-3777, or by telephoning (888) PRU-2888.


                  The Prudential Insurance Company of America
                               751 Broad Street
                         Newark, New Jersey 07102-3777
                           Telephone: (888) PRU-2888

QVIP1B

                                   CONTENTS


                                                                                    Page
OTHER INFORMATION CONCERNING THE ACCOUNT
    Company ......................................................................   1
    Further Information Regarding Previously Offered Qualified Individual
     Variable Investment Plan Contracts ..........................................   1
    Distribution of the Contract .................................................   3
    Payments Made to Promote Sale of Our Products ................................   3
    Allocation of Initial Purchase Payment .......................................   4
    Experts ......................................................................   4
    Financial Statements .........................................................   4
FINANCIAL STATEMENTS OF THE PRUDENTIAL QUALIFIED INDIVIDUAL VARIABLE
 CONTRACT ACCOUNT ................................................................ A-1
CONSOLIDATED FINANCIAL STATEMENTS OF THE PRUDENTIAL INSURANCE
 COMPANY OF AMERICA AND SUBSIDIARIES ............................................. B-1
DETERMINATION OF ACCUMULATION UNIT VALUES AND OF THE AMOUNT OF
 MONTHLY VARIABLE ANNUITY PAYMENTS ............................................... C-1

                                    COMPANY

The Prudential Insurance Company of America (Prudential) is a stock insurance company founded in 1875 under the Laws of the State of New Jersey. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. (Prudential Financial) and is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states.



               FURTHER INFORMATION REGARDING PREVIOUSLY OFFERED
            QUALIFIED INDIVIDUAL VARIABLE INVESTMENT PLAN CONTRACTS

Annuity Options Under the WVA-83 and QVIP-84 Contracts

If you own a WVA-83 contract or a QVIP-84 contract, the following provisions of this section apply to you. You have considerable flexibility in selecting an annuity: (1) you may select either a fixed-dollar or variable annuity (a variable annuity is not available under Other Annuity Options described in item 5 below) or both; (2) you may select more than one annuity option; (3) if you select a variable annuity, you may apply the value of your variable account to only one or to two or more subaccounts, and not necessarily the same subaccount distribution as you used before selecting an annuity. However, the initial minimum monthly payment amount will be applicable to each payee, each annuity, and each subaccount selected.

If you are covered under a tax-deferred annuity subject to Section 403(b) of the Internal Revenue Code of 1986 (Code) and do not elect to effect an annuity before the date described in the endorsement to your contract with respect to pre-1987 benefit accruals, a variable life annuity with 120 payments certain will be purchased for you on the first day of the month following such date. If any tax-deferred annuity contractowner (with respect to post-1986 benefit accruals) or any other contractowner has not elected to purchase an annuity before the end of his tax year in which such election is required by or for the retirement arrangement under which he is covered, a variable life annuity with 120 payments certain, payable as described in item 2 below, will be purchased for him on the first day of the month preceding the end of such tax year, unless a joint and survivor annuity payout is required by ERISA, in which case a variable joint and survivor annuity, payable as described in item 3 below, will be purchased for him.

Except as provided in the Annuity Certain option described in item 4 below, and under certain forms of annuity available under the Other Annuity Options described in item 5 below, once annuity payments begin, the annuitant cannot surrender the annuity benefit and receive a one-sum payment instead of regular annuity payments. However, as described under TRANSFERS in the prospectus, if a variable annuity is selected, the annuitant may transfer the annuity funds between subaccounts up to four times each contract year.

Additionally, an annuitant who is receiving a variable annuity may convert all or a part of the variable annuity to a fixed-dollar annuity, provided: (1) the fixed-dollar annuity is the same form of annuity as the variable annuity and has the same certain or specified period as remained under the variable annuity on the conversion date, (2) the present value on the conversion date of the variable annuity, or portion of the variable annuity to be converted, calculated in accordance with the contract, must produce a monthly payment of at least $20 under the fixed-dollar annuity, and (3) if only a portion of the variable annuity is converted, the annuity units remaining in the unconverted portion must be sufficient to produce a monthly payment on the conversion date of at least $20.

After annuity payments begin, conversion may not be made from a fixed-dollar annuity to a variable annuity.

The forms of annuity from which you may select are listed below. Under each, (1) variable annuity payments can be expected to vary from month to month according to the investment experience of the portfolio or portfolios in which your variable account is invested, or (2) fixed-dollar annuity payments will be in monthly installments of a guaranteed amount. For the reason explained on page C-1 of this statement of additional information, if the assets of the subaccount which you have selected do not earn an investment return of 4.7% a year, the amount of payments under a variable annuity will decrease; conversely, if the assets of the subaccount(s) which you have selected earn an investment return of more than 4.7% a year, variable annuity payments will increase. If you choose to convert your variable account into an annuity, but fail to select one or more of the annuity options, we will provide the annuitant with a variable life annuity with 120 payments certain.

1. Life Annuity. Payments will be made to the annuitant monthly during his or her lifetime and will end with the last monthly payment before his or her death. Should the annuitant die within a few years after payments begin, total payments received will probably be substantially less than the value of your variable account when annuity payments first began, and as little as one payment could be received under this form of annuity.

2. Life Annuity with 120 Payments (10 Years) Certain. Payments will be made to the annuitant monthly during his or her lifetime. If the annuitant dies before the 120th monthly payment is due, monthly annuity payments do not continue to the beneficiary designated by the annuitant unless he or she chooses to do so. Instead, the discounted value of the remaining unpaid installments, to and including the 120th monthly payment, is payable to the beneficiary in one sum. In calculating the discounted value of the unpaid future payments, we will discount each such payment at an interest-rate of 3.5% a year. The monthly payments under this form of annuity will be slightly lower than those payable under the life annuity described above.

3. Joint and Survivor Life Annuity. Payments will be made to the annuitant monthly during his or her lifetime and, if the annuitant's spouse is living at the time of the annuitant's death, to the spouse until his or her death. The monthly payments to the spouse will be equal to those that would have been received by the annuitant if he or she had survived unless a different amount is required by applicable law or regulation or by the terms of a plan, including joint and 50% spouse survivor annuity. Monthly payments under this form of annuity will be less than the payments under either of the forms described above.

4. Annuity Certain. Payments will be made to the annuitant monthly for a period of 60, 120, 180 or 240 months. During this period, the annuitant may elect to receive a lump sum payment in lieu of the remaining monthly payments or to receive a partial lump sum payment with reduced monthly payments thereafter. Any partial lump sum payment must be $300 or more. Also, the initial reduced monthly payment must be equal to or exceed $20. If the annuitant dies during the annuity-certain period, monthly payments will not continue to the beneficiary you designate unless you so select. Instead, the beneficiary will receive a lump sum payment. The amount of the lump sum payment (or partial lump sum payment) is determined by discounting each remaining unpaid monthly payment (or the amount by which each remaining monthly payment is reduced as a result of a partial lump sum payment) at an interest-rate of 3.5% a year. This will be paid to the annuitant or the annuitant's beneficiary, whichever is applicable.

5. Other Annuity Options. You may choose to receive the proceeds of your contract fund in the form of payments like those of any annuity or life annuity offered at your annuity date. Under the Supplemental Life Annuity option, Prudential will waive withdrawal charges that might be applicable under options 1-4. Further, if you select option 1, 2, 3 or 4 without a right of withdrawal, Prudential will effect that option under the Other Annuity Option if doing so provides greater monthly payments.

Differences Under the WVQ-83 Contract

The descriptions of The Prudential Qualified Individual Variable Investment Plan Contract in the prospectus generally apply to the VIP-86 contract (currently offered for sale), the QVIP-84 contract and the WVQ-83 contract. Although differences among the three forms of contract have been described, additional differences between the earlier WVQ-83 contract and the two later forms of the contract are set forth below.

     1. Sales Charges on Withdrawals . . . Under the WVQ-83 contract, any amount that you withdraw will be treated, for the purpose of determining the sales charge, as a withdrawal of purchase payments, rather than investment income, until you have withdrawn your total purchase payments. There will be no sales charge on amounts withdrawn after all purchase payments have been withdrawn. For sales charge purposes, purchase payments are deemed to be withdrawn on a first-in, first-out basis. The amount of the sales charge will depend on the amount withdrawn and the number of contract years that have elapsed since you made the particular purchase payments deemed to be withdrawn. The 10% free withdrawal privilege will be applied toward the total amount withdrawn.

     2. Determination of Minimum Amount Payable to a Beneficiary . . . Under the WVQ-83 contract, the minimum amount payable to the beneficiary (due to the death of the annuitant prior to age 65 and before the annuity date) will be equal to the total amount of purchase payments you have made, less any withdrawals (i.e., there is no proportional reduction of the minimum amount as is the case under the QVIP-84 contract and the VIP-86 contract).

     3. Modification of Sentence on page C-1 of the Statement of Additional Information . . . The second sentence in the next to last paragraph under section B, "Determination of the Amount of Monthly Variable Annuity Payment", as it applies to the WVQ-83 Contract, is modified to read: "For example, for a person of 65 years of age who has selected a lifetime annuity with a guaranteed minimum of 120 payments, the applicable schedules currently provide that 1,000 Annuity Units will result in the payment each month of an amount equal to the value of
          5.73 Annuity Units."

     4. Determination of Amount of Monthly Variable Annuity Payments . . . Under the WVQ-83 contract, the amount of each monthly variable annuity payment made on the first day of the month will be equal to the Annuity Units (determined as described on page C-1 of the statement of additional information) multiplied by the Annuity Unit Value at the end of that day, if a business day, or otherwise at the end of the last preceding business day.

                         DISTRIBUTION OF THE CONTRACT


Prudential Investment Management Services LLC (PIMS), an indirect wholly-owned subsidiary of Prudential Financial, offers the contracts on a continuous basis through corporate office and regional home office employees in those states in which contracts may be lawfully sold. It may also offer the contract through licensed insurance brokers and agents, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary. During 2004, 2003 and 2002, $________, $6,238,679 and $7,121,096 respectively, were paid to PIMS for its services as principal underwriter. During 2004, 2003 and 2002, PIMS retained none of these commissions.

As discussed in the prospectus, Prudential pays commissions with respect to sales of the contracts according to one or more schedules, and also may pay non-cash compensation. In addition, Prudential may pay trail commissions to registered representatives who maintain an ongoing relationship with a contract owner. Typically, a trail commission is compensation that is paid periodically to a representative, the amount of which is linked to the value of the contract and the amount of time that the contract has been in effect.

                 PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS

In an effort to promote the sale of our products (which may include the placement of Prudential and/or the contract on a preferred or recommended company or product list and/or access to the firm's registered representatives), we or PIMS may enter into compensation arrangements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing, administrative services and/or other services. To the extent permitted by NASD rules and other applicable laws and regulations, PIMS may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

The list below identifies three general types of payments that Prudential pays which are broadly defined as follows:

o Percentage Payments based upon "Assets under Management" or "AUM": This type of payment is a percentage payment that is based upon the total amount held in all Prudential/Prudential affiliate annuity products that were sold through the firm (or its affiliated broker/dealers). For the year ending December 31, 2004, the percentage paid for these types of arrangements ranged from ____% to ____%.

o Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as purchase payments under Prudential/Prudential affiliate annuity products sold through the firm (or its affiliated broker/dealers). For the year ending December 31, 2004, the percentage paid for these types of arrangements ranged from ____% to ____%.

o Fixed payments: These types of payments are made directly to, or in sponsorship of, the firm (or its affiliated broker/dealers) for many different types of arrangements. Examples of arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The range amount of these payments varies widely, because some payments may encompass only a single event, such as a conference, and others have a much broader scope. For the year ending December 31, 2004, the dollar amount paid for these types of arrangements ranged up to $____. In addition, we may make payments upon the initiation of a relationship for systems, operational and other support. For the year ending December 31, 2004, the dollar amount paid for these types of arrangements ranged up to $____.

The list below includes the names of the firms (or their affiliated broker/dealers) that we are aware (as of May 1, 2005) received payment of more than $10,000 under one or more of these types of arrangements during the last calendar year, or that have received or are expected to receive such payment during the current calendar year and the type of payment received. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.

Name of Firm:

[To be filed by post-effective amendment 485(b)]


                    ALLOCATION OF INITIAL PURCHASE PAYMENT

As discussed in the prospectus, we generally will credit the initial purchase payment to your contract within two business days from the day on which we receive your payment at the Prudential Annuity Service Center. However, we may employ a different procedure than this if your contract purchase is in the form of several amounts originating from different sources. Specifically, if the first of such sums that we receive amounts to less than the minimum initial purchase payment, but you have indicated that other sums are forthcoming that, when aggregated, will equal or exceed the minimum, then with your consent we will hold such amount in our general account, without interest, for up to 90 days pending receipt of such additional sums and other required documentation. Upon receiving the minimum initial purchase payment, we will thereafter credit your purchase payment in accordance with your instructions.

                                    EXPERTS


The consolidated financial statements of Prudential and its subsidiaries as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004 and the financial statements of the Prudential Qualified Individual Variable Contract Account as of December 31, 2004 and for each of the two years in the period then ended included in this statement of additional information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 1177 Avenue of the Americas, New York, New York 10036.


                             FINANCIAL STATEMENTS


[To be filed by post-effective amendment 485(b)]

                   DETERMINATION OF ACCUMULATION UNIT VALUES

A. Accumulation Unit Values

The value for each accumulation unit is computed as of the end of each valuation period, also referred to in this section as business day.

On any given business day the value of accumulation units in each subaccount will be determined by multiplying the value of a unit of that subaccount for the preceding business day by the net investment factor for that subaccount for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the subaccount for that day by the value of the assets of the subaccount for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the 1.2% annual charge for administrative expenses and mortality and expense risks. The account's financial statements reflect a different breakdown of the expense structure than as described in the prospectus. The mortality and expense risk charges described in Item 5 therein combined with an administrative charge described in Item 4 total the amount which is the same 1.2% per year described in Note 3A of the Notes to the account's financial statements. The value of the assets of a subaccount is determined by multiplying the number of shares of the Series Fund held by that subaccount by the net asset value of each share and adding the value of dividends declared by the Series Fund but not yet paid.

B. Determination of the Amount of Monthly Variable Annuity Payment

When a contract owner elects to convert his or her variable account into monthly variable annuity payments (an option available under the WVA-83 contract and the VIP-84 contract, but NOT under the VIP-86 contract), the number of accumulation units credited to him or her in each subaccount is first reduced to take into account any applicable sales charge and any state premium taxes that may be payable. The remaining accumulation units are then converted into a number of annuity units of equal total value. As with accumulation units, the value of each annuity unit also changes daily in accordance with the investment results of the underlying Series Fund portfolio, after deduction of the daily equivalent of the 1.2% annual charge for assuming expense and mortality risks.

Built into the value of annuity units is an assumption that the value of a subaccount will grow by 3.5% each year. The reason for making this assumption is explained more fully below. Accordingly, the value of an annuity unit always increases by an amount that is somewhat less than the increase would have been had this assumption not been made and decreases by an amount that is somewhat greater than the decrease would have been had the assumption not been made. If the value of the assets of a subaccount increases from one day to the next at a rate equivalent to 4.7% per year (3.5% plus the annual charge of 1.2%), the annuity unit value will not change. If the increase is less than at a rate equivalent to 4.7% per year, the annuity unit value will decrease.

To determine the amount of each monthly variable annuity payment, the first step is to refer to the Schedule of Annuity Rates set forth in the contract, relating to the form of annuity selected by the contract owner. For example, for a man of 65 years of age who has selected a lifetime annuity with a guaranteed minimum of 120 payments, the applicable schedules currently provide that 1000 annuity units will result in the payment each month of an amount equal to the value of 5.73 annuity units. (Due to the fact that the Schedule of Annuity Rates set forth in the WVQ-83 contract differs from that set forth in the VIP-84 contract, the preceding sentence, as it applies to the WVQ-83 contract, is modified. See item 3 under DIFFERENCES UNDER THE WVQ-83 CONTRACT in this Statement of Additional Information.) The amount of the first variable annuity payment made on the first day of the month will be equal to that number of annuity units multiplied by the annuity unit value at the end of that day, if a business day, or otherwise at the end of the last preceding business day. The amount of each subsequent variable annuity payment made on the first day of the month will be equal to the number of annuity units multiplied by the annuity unit value at the end of the last business day which is at least 5 days before the date the annuity payment is due. (Under the WVQ-83 contract, the amount of each variable annuity payment made after the first payment is not determined as described in the preceding sentence. See item 4 under DIFFERENCES UNDER THE WVQ-83 CONTRACT in this Statement of Additional Information.)

As stated above, the annuity unit values change in accordance with the investment results of the subacccount but will not increase the amount of each monthly variable payment unless the assets in the subaccount increase, after deducting the 1.2% annual charge, at a rate greater than 3.5% per year. This compensates for the fact that the annuity rate schedules have been constructed upon the assumption that there will be a 3.5% annual increase in the value of each subaccount. Although a different assumption could have been made, namely that the subaccounts will not increase in value, this would have resulted in smaller variable annuity payments immediately after annuitization and larger payments in later years. This would have been advantageous for annuitants who happen to live very long but disadvantageous to those who happen to die earlier. Prudential believes that the 3.5% annual growth assumption is better for contract owners, because it produces a better balance between early and later variable annuity payments.

                 QUALIFIED INDIVIDUAL VARIABLE INVESTMENT PLAN
                          VARIABLE ANNUITY CONTRACTS

                  The Prudential Insurance Company of America
                               751 Broad Street
                         Newark, New Jersey 07102-3777
                           Telephone: (888) PRU-2888

                                     PART C:

                                OTHER INFORMATION

                                     PART C

                                OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

--------------------------------------------------------------------------------
(a)         FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
      (1) Financial Statements of The Prudential Qualified Individual Variable Contract Account (Registrant) consisting of the Statements of Net Assets, as of December 31, 2004; the Statements of Operations for the year ended December 31, 2004; the Statements of Changes in Net Assets for the years ended December 31, 2004 and 2003; and the Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement) (Note 9).
--------------------------------------------------------------------------------
      (2) Consolidated Financial Statements of The Prudential Insurance Company of America (Depositor) and its subsidiaries, consisting of the Consolidated Statements of Financial Position as of December 31, 2004 and 2003; the Consolidated Statements of Operations, Consolidated Statements of Changes in Equity and Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002 and the Notes relating thereto appear in the statement of additional information (Part B of the Registration Statement)
            (Note 9).
--------------------------------------------------------------------------------
(b)         EXHIBITS
--------------------------------------------------------------------------------
      (1) Resolution of the Board of Directors of The Prudential Insurance Company of America establishing The Prudential Individual Variable Contract Account. (Note 6)
--------------------------------------------------------------------------------
      (2) Agreements for custody of securities and similar investments--Not Applicable.
--------------------------------------------------------------------------------
      (3.a) Form of Distribution Agreement between Prudential Investment
            Services LLC (PIMS) (Underwriter) and The Prudential Insurance Company of America (Depositor). (Note 8)
--------------------------------------------------------------------------------
      (3.b) Form of Selected Broker Agreement used by PIMS. (Note 8)
--------------------------------------------------------------------------------
      (4.a) Individual Variable Annuity Contract (Form WVA-83). (Note 7)
--------------------------------------------------------------------------------
      (4.b) Special Page One to the Contract (Form WVA-83) for use in New York
            issues. (Note 7)
--------------------------------------------------------------------------------
      (4.c) Endorsement WVA2-83 to the Contract (Form WVA-83) for use in New
            Jersey issues. (Note 7)
--------------------------------------------------------------------------------
      (4.d) Special Page Six WVA-83 to the Contract (Form WVA-83) for use in
            Oklahoma issues. (Note 7)
--------------------------------------------------------------------------------
      (4.e) Special Page Six WVA-83 to the Contract (Form WVA-83) for use in
            California issues. (Note 7)
--------------------------------------------------------------------------------
      (4.f) Endorsement WVA 3-83 to the Contract (Form WVA-83) for use in
            Tennessee issues. (Note 7)
--------------------------------------------------------------------------------
      (4.g) Endorsement WVA 4-83 to the Contract (Form WVA-83 and VIP-84) for
            use in Texas issues. (Note 7)
--------------------------------------------------------------------------------
      (4.h) Endorsement WVA 5-83 to the Contract (Form WVA-83) for use in Texas
            and Pennsylvania issues. (Note 7)
--------------------------------------------------------------------------------
      (4.i) Endorsement WVA 6-83 to the Contract (Form WVA-83) for use in
            California issues. (Note 7)
--------------------------------------------------------------------------------
      (4.j) Endorsement COMB 84889-83 to the Contract (Form WVA-83) for use in
            the District of Columbia and in all states except New York. (Note 7)
--------------------------------------------------------------------------------
      (4.k) Endorsement COMB 84890-83 to the Contract (Form WVA-83) for use in
            the District of Columbia and in all states except New York. (Note 7)
--------------------------------------------------------------------------------
      (4.l) Individual Variable Annuity Contract (Form VIP-84). (Note 7)
--------------------------------------------------------------------------------
      (4.m) Special Page One to the Contract (Form VIP-84). (Note 7)
--------------------------------------------------------------------------------
      (4.n) Special Page Nineteen to the Contract (Form VIP-84) for use in New
            York issues. (Note 7)
--------------------------------------------------------------------------------
      (4.o) Special Page Four to the Contract (Form VIP-84) for use in Oklahoma
            issues. (Note 7)
--------------------------------------------------------------------------------
      (4.p) Special Page Seven to the Contract (Form VIP-84) for use in Oklahoma
            issues. (Note 7)
--------------------------------------------------------------------------------
      (4.q) Special Page Four to the Contract (Form VIP-84) for use in
            California issues. (Note 7)
--------------------------------------------------------------------------------
      (4.r) Special Page Seven to the Contract (Form VIP-84) for use in
            California issues. (Note 7)
--------------------------------------------------------------------------------
      (4.s) Endorsement VIP 3-84 to the Contract (Form VIP-84) for use in
            California issues. (Note 7)
--------------------------------------------------------------------------------
      (4.t) Endorsement WVA 13-85 to the Contract (Form VIP-84) for use in all
            the states so that the Contract meets Internal Revenue Code Section 72(s) requirements for an annuity. (Note 7)
--------------------------------------------------------------------------------
      (4.u) Endorsement VIP 6-85 to the Contract (Form VIP-84) for use in all
            the states so that the Contract meets Internal Revenue Code Section 72(s) requirements for an annuity. (Note 7)
--------------------------------------------------------------------------------
      (4.v) Individual Variable Annuity Contract (Form VIP-86). (Note 7)
--------------------------------------------------------------------------------
      (4.w) Individual Variable Annuity Contract (Form VIP-86) revised. (Note 6)
--------------------------------------------------------------------------------
      (4.x) Special Jacket VIP-86 MN to the VIP-86 Contract for use in Minnesota
            issues. (Note 7)
--------------------------------------------------------------------------------
      (4.y) Special Jacket VIP-86 NY to the VIP-86 Contract for use in New York
            issues. (Note 7)
--------------------------------------------------------------------------------
     (4.z) Special Contract Data Page 3 (VIP-86) (MN) to the VIP-86 Contract for use in Minnesota issues. (Note 7)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     (4.aa)   Special Page 7 (VIP-86) (NY) to the VIP-86 Contract for use in New
              York issues. (Note 7)
--------------------------------------------------------------------------------
     (4.bb)   Special Page 7 (VIP-86) (OK) to the VIP-86 Contract for use in
              Oklahoma issues. (Note 8)
--------------------------------------------------------------------------------
     (4.cc)   Special Page 8 (VIP-86)(SC) to the VIP-86 Contract for use in
              South Carolina issues. (Note 7)
--------------------------------------------------------------------------------
     (4.dd)   Special Page 8 (VIP-86) (OK) to the VIP-86 Contract for use in
              Oklahoma issues. (Note 7)
--------------------------------------------------------------------------------
     (4.ee)   Special Page 11 (VIP-86) (WA) to the VIP-86 Contract fo use in
              Washington issues. (Note 7)
--------------------------------------------------------------------------------
     (4.ff)   Special Page 11 (VIP-86) (SC) to the VIP-86 Contract for use in
              South Carolina issues. (Note 7)
--------------------------------------------------------------------------------
     (4.gg)   Special Page 11 (VIP-86) (NY) to the VIP-86 Contract for use in
              New York issues. (Note 7)
--------------------------------------------------------------------------------
     (4.hh)   Special Page 11 (VIP-86) (WI) to the VIP-86 Contract for use in
              Wisconsin issues. (Note 7)
--------------------------------------------------------------------------------
     (4.ii)   Special Page 12 (VIP-86) (SC) to the VIP-86 Contract for use in
              South Carolina and Washington issues. (Note 7)
--------------------------------------------------------------------------------
     (4.jj)   Special Page 12 (VIP-86) (NY) to the VIP-86 Contract for use in
              New York issues. (Note 7)
--------------------------------------------------------------------------------
     (4.kk)   Special Page 12 (VIP-86) (WI) to the VIP-86 Contract for use in
              Wisconsin issues. (Note 7)
--------------------------------------------------------------------------------
     (4.ll)   Special Page 13 (VIP-86) (WI) to the VIP-86 Contract for use in
              Wisconsin issues. (Note 7)
--------------------------------------------------------------------------------
     (4.mm)   Special Page 14 (VIP-86) (WI) to the VIP-86 Contract for use in
              Wisconsin issues. (Note 7)
--------------------------------------------------------------------------------
     (4.nn)   Special Back Jacket Page 18 (VIP-86) (MN) to the VIP-86 Contract
              for use in Minnesota issues. (Note 7)
--------------------------------------------------------------------------------
     (4.oo)   Special Back Jacket Page 18 (VIP-86) (NY) to the VIP-86 Contract
              for use in New York issues. (Note 7)
--------------------------------------------------------------------------------
     (4.pp)   Special Jacket VIP-86-P to the VIP-86 Contract for use in
              Pennsylvania issues. (Note 7)
--------------------------------------------------------------------------------
     (4.qq)   Special Contract Data Page 3 (VIP-86) (MA) to the VIP-86 Contract
              for use in Massachusetts issues. (Note 7)
--------------------------------------------------------------------------------
     (4.rr)   Special Page 7 (VIP-86) (PA) to the VIP-86 Contract for use in
              Pennsylvania issues. (Note 7)
--------------------------------------------------------------------------------
     (4.ss)   Special Blank Page 13 (VIP-86)(MA) to the VIP-86 Contract for use
              in Massachusetts issues. .(Note 7)
--------------------------------------------------------------------------------
     (4.tt)   Special Blank Page 17 (VIP-86-P) to the VIP-86 Contract for use in
              Pennsylvania issues (Note 7)
--------------------------------------------------------------------------------
     (4.uu)   Special Back Jacket Page 18 (VIP-86-P) to the VIP-86 Contract for
              use in Pennsylvania issues. (Note 7)
--------------------------------------------------------------------------------
     (4.vv)   Endorsement VIP 501-86 to the VIP-86 Contract for use in all
              states except Delaware, Georgia, Massachusetts, North Dakota,
              New York, Oregon, Pennsylvania and Texas. (Note 7)
--------------------------------------------------------------------------------
     (4.ww)   Endorsement COMB 84890-83 to the VIP-86 Contract for use in
              Montana. (Note 7)
--------------------------------------------------------------------------------
     (4.xx)   Endorsement Certification PLI 254-86 to the VIP-86 Contract
              for use in Pennsylvania. (Note 7)
--------------------------------------------------------------------------------
     (4.yy)   Endorsement PLI 288-88 to the VIP-86 Contract. (Note 7)
--------------------------------------------------------------------------------
     (4.zz)   Waiver of Withdrawal Charges rider ORD 88753-92 to the VIP-86
              Contract (at issue). (Note 8)
--------------------------------------------------------------------------------
     (4.aaa)  Waiver of Withdrawal Charges rider ORD 88754-92 to the VIP-86
              Contract (after issue). (Note 7)
--------------------------------------------------------------------------------
     (4.bbb)  Spousal Continuance rider ORD 89011-93 to the VIP contract (at issue). (Note 2)
--------------------------------------------------------------------------------
     (4.ccc)  Endorsement altering the Assignment provision ORD 83922-95.
              (Note 3)
--------------------------------------------------------------------------------
     (5)      Application for Individual Variable Annuity Contract:
--------------------------------------------------------------------------------
     (5.a)    Application Form VA 200 ED 07/83 for Individual Variable
              Annuity Contract (Form WVA-83). (Note 7)
--------------------------------------------------------------------------------
     (5.b)    Application Form VA 200 ED 5/84 for Individual Variable
              Annuity Contract (Form VIP-84) for use by Prudential
              representatives. (Note 7)
--------------------------------------------------------------------------------
     (5.c)    Application Form VA 200B ED 5/84 for Individual Variable
              Annuity Contract (Form VIP-84) for use by Prudential
              Securities account executives. (Note 7)
--------------------------------------------------------------------------------
     (5.d)    Revised Application Form VA 200 ED 5/84-Non-Qualified for
              Individual Annuity Contract (Form VIP-84) for use by
              Prudential representatives. (Note 7)
--------------------------------------------------------------------------------
     (5.e)    Revised Application Form VA 200 Ed. 5/86-Non-Qualified. (Note 7)
--------------------------------------------------------------------------------
     (5.f)    Revised Application Form VA 200 Ed. 5/86-Non-Qualified (NY)
              for use in New York. (Note 7)
--------------------------------------------------------------------------------
     (5.g)    Revised Application Form VA 200 Ed. 9/86-Non-Qualified. (Note 7)
--------------------------------------------------------------------------------
     (5.h)    Revised Application Form VA 200 Ed. 11/86-Non-Qualified. (Note 7)
--------------------------------------------------------------------------------
     (5.i)    Application for VIP annuity contract ORD 87348-92. (Note 2)
--------------------------------------------------------------------------------
     (5.j)    Supplement to the Application for a VIP contract ORD 87454-92.
              (Note 2)
--------------------------------------------------------------------------------
     (6.a)    Charter of The Prudential Insurance Company of America, as
              amended February 27, 2002. (Note 5)
--------------------------------------------------------------------------------
     (6.b)    By-Laws of The Prudential Insurance Company of America, as
              amended September 10, 2002. (Note 5)
--------------------------------------------------------------------------------
     (7)      Contract of reinsurance in connection with variable annuity contract--Not Applicable.
--------------------------------------------------------------------------------
     (8)      Other material contracts performed in whole or part after the date the registration statement is filed:
--------------------------------------------------------------------------------
     (8.a)    Purchase Agreement between The Prudential Series Fund, Inc.
              and The Prudential Insurance Company of America. (Note 7)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     (9)      Opinion of Counsel and consent to its use as to legality of the securities being registered. (Note 1)
--------------------------------------------------------------------------------
     (10) Written consent of PricewaterhouseCoopers LLP, independent accountants. (Note 9)
--------------------------------------------------------------------------------
     (11) All financial statements omitted from Item 23, Financial Statements--Not Applicable.
--------------------------------------------------------------------------------
     (12)     Agreements in consideration for providing initial capital
              between or among Registrant, Depositor, Underwriter, or
              initial contract-owners--Not Applicable
--------------------------------------------------------------------------------
     (14)     Powers of Attorney.
--------------------------------------------------------------------------------
     (14.a)   Becker, Carbone, Casellas, Cullen, Gray, Hanson, Hiner,
              Horner, Ryan, Schmertz, Unruh (Note 4)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(Note 1)      Filed herewith.
--------------------------------------------------------------------------------
(Note 2)      Incorporated by reference to Post-Effective Amendment No. 19 to Form S-6, Registration No. 2-80897, filed April 28, 1994.
--------------------------------------------------------------------------------
(Note 3)      Incorporated by reference to Post-Effective Amendment No. 20 to FormS-6, Registration No. 2-80897, filed February 27, 1995.
--------------------------------------------------------------------------------
(Note 4)      Incorporated by reference to Post-Effective Amendment No. 14 to Form S-1, Registration Statement No. 33-20083, filed April
              10, 2001, on behalf of The Prudential Variable Contract Real
              Property Account (PRURPA) to Post-Effective Amendment No. 15.
--------------------------------------------------------------------------------
(Note 5)      Incorporated by reference to Post-effective Amendment No. 8 on
              Form N-6, Registration No. 333-01031, filed February 14, 2003, on behalf of the Prudential Variable Contract Account GI-2.
--------------------------------------------------------------------------------
(Note 6)      Incorporated by reference to Post-Effective Amendment No. 24 to Form N-4, Registration No. 2-80897, filed April 24, 1998, on behalf of The Prudential Individual Variable Contract
              Account.
--------------------------------------------------------------------------------
(Note 7)      Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract
              Account.
--------------------------------------------------------------------------------
(Note 8)      Incorporated by reference to Post-Effective Amendment No. 27 to Form N-4, Registration No. 2-81318 filed April 25, 2000, on behalf of The Prudential Individual Variable Contract Account.
--------------------------------------------------------------------------------
(Note 9)      To be filed by Post-Effective Amendment.
--------------------------------------------------------------------------------

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Directors of Prudential are listed below:


Name and
--------
Principal Business Address(*)       Position and Offices with Depositor
-----------------------------       -----------------------------------
Frederic K. Becker                        Director
Gordon M. Bethune                         Director
W. Gaston Caperton III                    Director
Gilbert F. Casellas                       Director
James G. Cullen                           Director
William H. Gray III                       Director
Jon F. Hanson                             Director
Glen H. Hiner                             Director
Constance J. Horner                       Director
Karl J. Krapek                            Director
Arthur F. Ryan                            Chairman of the Board
Ida F. S. Schmertz                        Director
James A. Unruh                            Director


Principal Officers of Prudential are listed below:

Name and
--------
Principal Business Address(*)       Position and Offices with Depositor
-----------------------------       -----------------------------------
Vivian L. Banta                     Chief Executive Officer, Insurance Division
Richard J. Carbone                  Senior Vice President and Chief Financial Officer
C. Edward Chaplin                   Senior Vice President and Treasurer
Kathleen M. Gibson                  Vice President and Secretary

Robert C. Golden                    Executive Vice President
Mark B. Grier                       Vice Chairman, Financial Management
John M. Liftin                      Senior Vice President and General ounsel
Arthur F. Ryan                      Chief Executive Officer and President
Peter B. Sayre                      Senior Vice President and Corporate Controller

*The address of each Director and Officer named is 751 Broad Street, Newark, NJ 07102

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Most of the Registrant's outstanding securities are owned by the following separate accounts which are registered as unit investment trusts under the Investment Company Act of 1940 (the "Act"): The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.

Registrant's shares will be voted in proportion to the directions of persons having interests in the separate accounts holding shares of the Registrant. Registrant may nonetheless be deemed to be controlled by such entities by virtue of the presumption contained in Section 2(a)(9) of the Act, although Registrant disclaims such control.

In addition to the subsidiaries listed in the annual report, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Act. The separate accounts are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).

The subsidiaries of Prudential Financial, Inc. are listed under Exhibit 21.1 of the Annual Report on Form 10-K of Prudential Financial, Inc., Registration No. 001-16707, filed March 10, 2004, the text of which is hereby incorporated.

ITEM 27. NUMBER OF CONTRACTOWNERS

As of February 28, 2005 there were _____ contract owners of qualified contracts offered by the Registrant.

ITEM 28. INDEMNIFICATION

The Registrant, in connection with certain affiliates, maintains various insurance coverages under which the underwriter and certain affiliated persons may be insured against liability which may be incurred in such capacity, subject to the terms, conditions and exclusions of the insurance policies.

New Jersey, being the state of organization of Prudential Insurance Company of America (Prudential), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in Section 14A:3-5 of the New Jersey Statutes Annotated. The text of Prudential's By-law
Article VII, Section 1, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit f(ii) of Post-Effective Amendment No.8 on form N-6. Registration No. 333-01031, filed February 14, 2003, on behalf of the Prudential Variable Contract Account GI-2.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a) Prudential Investment Management Services LLC (PIMS)

PIMS is distributor for American Skandia Trust, American Skandia Advisor Funds, Inc., Cash Accumulation Trust, COMMAND Money Fund, COMMAND Government Fund, COMMAND Tax-Free Fund, Dryden Ultra Short Bond Fund, Nicholas-Applegate Fund, Inc., (Nicholas-Applegate Growth Equity Fund), Dryden California Municipal Fund, Jennison Equity Fund, Inc.; Prudential's Gibraltar Fund, Inc.; Dryden Global Total Return Fund, Inc.; Dryden Government Income Fund, Inc., Dryden Government Securities Trust, Dryden High Yield Fund, Inc., Dryden Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., MoneyMart Assets, Inc., Dryden Municipal Bond Fund, Dryden Municipal Series Fund, Jennison Natural Resources Fund, Inc., Strategic Partners Real Estate Securities Fund, Jennison Sector Funds, Inc., Dryden Short-Term Bond Fund, Inc., Jennison Small Company Fund, Inc., Prudential Tax-Free Money Fund, Inc., Dryden Tax-Managed Funds, Dryden Tax-Managed Small Cap Fund, Inc., Dryden Total Return Bond Fund, Inc., Jennison 20/20 Focus Fund, Jennison U.S. Emerging Growth Fund, Inc., Jennison Value Fund, Prudential World Fund, Inc., Special Money Market Fund, Inc., Strategic Partners Asset Allocation Funds, Strategic Partners Opportunity Funds, Strategic Partners Style Specific Funds, The Prudential Investment Portfolios, Inc., The Prudential Series Fund, Inc., The Target Portfolio Trust, The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Contract Account-11.

PIMS is also distributor of the following unit investment trusts: Separate Accounts; The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Prudential Discovery Premier Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account.

(b) Information concerning the officers and directors of PIMS is set forth below.

                                        POSITIONS AND OFFICES        POSITIONS AND OFFICES
               NAME (1)                    WITH UNDERWRITER             WITH REGISTRANT
          ------------------------      -----------------------      ---------------------
          Robert F. Gunia ...........    President                             None

          Kenneth I. Schindler ......    Senior Vice President                 None
                                         & Chief Compliance Officer

          David Odenath .............    Executive Vice President              None
          751 Broad Street
          Newark, NJ 07102

          Scott Sleyster ............    Executive Vice President              None
          280 Trumball Street
          Hartford, CT 06103

          Stephen Pelletier .........    Executive Vice President              None

          Bernard B. Winograd .......    Executive Vice President              None

          Edward P. Baird ...........    Executive Vice President              None

          William V. Healey .........    Senior Vice President, Secretary      None
                                         and Chief Legal Officer

          Michael J. McQuade ........    Senior Vice President, Comptroller    None
                                         and Chief Financial Officer

          C. Edward Chaplin .........    Executive Vice President and          None
                                         Treasurer

          Peter J. Boland ...........    Senior Vice President and             None
                                         Director of Operations

     The address of each person named is 100 Mulberry Street, Newark, NJ 07102 unless otherwise noted.

-----------------------------------------------------------------------------------
Name of           Net              Compensation on   Brokerage       Compensation
Principal         Underwriting     Redemption        Commission
Underwriter       Discounts and
                  Commissions
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Prudential        $___             $ -0-             $-0-            $-0-
Investment
Management
Services, LLC
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, 751 Broad Street, Newark, New Jersey 07102-3777.

ITEM 31. MANAGEMENT SERVICES

Summary of any contract not discussed in Part A or Part B of the Registration Statement under which management-related services are provided to the Registrant--Not applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application T purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

(e) The Prudential Insurance Company of America (Prudential) hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Prudential.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this post-effective amendment to the Registration Statement to be signed on its behalf by the attested, all in the City of Newark and the State of New Jersey, on this 18th day of February, 2005.

                       THE PRUDENTIAL QUALIFIED INDIVIDUAL
                            VARIABLE CONTRACT ACCOUNT
                            (Registrant)

                       By:    THE PRUDENTIAL INSURANCE
                                 COMPANY OF AMERICA
                            (Depositor)

   As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

                               SIGNATURE AND TITLE

            /s/*                                          /s/*
     -------------------------------------------       --------------------------------
           ARTHUR F. RYAN                                 GLEN H. HINER
           CHAIRMAN OF THE BOARD, PRESIDENT               DIRECTOR
           AND CHIEF EXECUTIVE OFFICER
                                                          /s/*
            /s/*                                       --------------------------------
     -------------------------------------------          CONSTANCE J. HORNER
           PETER B. SAYRE                                 DIRECTOR
           SENIOR VICE PRESIDENT AND CONTROLLER
                                                          /s/*
            /s/*                                       --------------------------------
     -------------------------------------------          IDA F.S. SCHMERTZ
           RICHARD J. CARBONE                             DIRECTOR
           SENIOR VICE PRESIDENT AND CHIEF
           FINANCIAL OFFICER                              /s/*
                                                       --------------------------------
                                                          JAMES A. UNRUH
            /s/*                                          DIRECTOR
     -------------------------------------------
           FREDERIC K. BECKER
           DIRECTOR

            /s/*
     -------------------------------------------
           GILBERT F. CASELLAS
           DIRECTOR
                                                      *By: /s/ Thomas C. Castano
            /s/*                                       --------------------------------
     -------------------------------------------          Attorney-in-Fact
           JAMES G. CULLEN                                Dated: February 18, 2005
           PRESIDENT AND DIRECTOR

            /s/*
     -------------------------------------------
           WILLIAM H. GRAY, III
           DIRECTOR

            /s/*
     -------------------------------------------
           JON F. HANSON
           DIRECTOR

                                  EXHIBIT INDEX

(9) Opinion of Counsel and consent to its use as to legality of the securities being registered